UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-10385
Pacific Life Funds

(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660

(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments—Schedule I.
PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.4%

PL Money Market Fund ‘A’	2,117,648	$2,117,648
PL International Value Fund ‘A’	338,010	2,585,779
PL Large-Cap Value Fund ‘A’	212,628	1,798,833
PL Short Duration Bond Fund ‘A’	1,578,692	15,518,542
PL Floating Rate Loan Fund ‘A’	1,014,143	9,107,002
PL Growth LT Fund ‘A’	205,235	1,810,177
PL Mid-Cap Equity Fund ‘A’	424,150	2,727,288
PL International Large-Cap Fund ‘A’	160,886	1,747,220
PL Main Street® Core Fund ‘A’	623,743	4,497,183
PL Managed Bond Fund ‘A’	3,243,763	33,605,380
PL Inflation Managed Fund ‘A’	1,915,292	18,540,028
PL Comstock Fund ‘A’	447,134	3,648,614

Total Affiliated Mutual Funds (Cost $99,009,179)		97,703,694

TOTAL INVESTMENTS - 99.4% (Cost $99,009,179)		97,703,694

OTHER ASSETS & LIABILITIES, NET - 0.6%		605,258

NET ASSETS - 100.0%		$98,308,952

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.3%

PL Small-Cap Growth Fund ‘A’ *	164,573	$1,165,175
PL International Value Fund ‘A’	951,999	7,282,793
PL Large-Cap Value Fund ‘A’	545,646	4,616,163
PL Short Duration Bond Fund ‘A’	1,238,506	12,174,516
PL Floating Rate Loan Fund ‘A’	771,965	6,932,244
PL Growth LT Fund ‘A’	517,773	4,566,755
PL Mid-Cap Equity Fund ‘A’	729,281	4,689,276
PL Large-Cap Growth Fund ‘A’ *	185,345	1,108,365
PL International Large-Cap Fund ‘A’	544,689	5,915,322
PL Small-Cap Value Fund ‘A’	179,106	1,153,440
PL Main Street Core Fund ‘A’	1,123,985	8,103,930
PL Managed Bond Fund ‘A’	2,936,719	30,424,411
PL Inflation Managed Fund ‘A’	1,601,707	15,504,523
PL Comstock Fund ‘A’	996,067	8,127,910
PL Mid-Cap Growth Fund ‘A’	375,793	2,356,223

Total Affiliated Mutual Funds (Cost $128,767,134)		114,121,046

TOTAL INVESTMENTS - 99.3% (Cost $128,767,134)		114,121,046

OTHER ASSETS & LIABILITIES, NET - 0.7%		757,693

NET ASSETS - 100.0%		$114,878,739

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Small-Cap Growth Fund ‘A’ *	1,088,332	$7,705,394
PL International Value Fund ‘A’	3,522,599	26,947,880
PL Large-Cap Value Fund ‘A’	3,053,252	25,830,513
PL Short Duration Bond Fund ‘A’	2,568,819	25,251,492
PL Floating Rate Loan Fund ‘A’	1,679,735	15,084,024
PL Growth LT Fund ‘A’	2,949,230	26,012,206
PL Mid-Cap Equity Fund ‘A’	3,498,134	22,493,004
PL Large-Cap Growth Fund ‘A’ *	1,211,650	7,245,666
PL International Large-Cap Fund ‘A’	2,096,083	22,763,463
PL Small-Cap Value Fund ‘A’	1,137,427	7,325,027
PL Main Street Core Fund ‘A’	4,649,551	33,523,259
PL Emerging Markets Fund ‘A’	1,446,248	13,103,005
PL Managed Bond Fund ‘A’	6,031,179	62,483,013
PL Inflation Managed Fund ‘A’	3,394,167	32,855,537
PL Comstock Fund ‘A’	3,647,601	29,764,428
PL Mid-Cap Growth Fund ‘A’	1,235,213	7,744,784
PL Real Estate Fund ‘A’	1,190,897	7,109,656

Total Affiliated Mutual Funds (Cost $463,760,876)		373,242,351

TOTAL INVESTMENTS - 100.0% (Cost $463,760,876)		373,242,351

OTHER ASSETS & LIABILITIES, NET - (0.0%)		33,888

NET ASSETS - 100.0%		$373,276,239

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.8%

PL Small-Cap Growth Fund ‘A’ *	1,577,849	$11,171,174
PL International Value Fund ‘A’	5,256,975	40,215,858
PL Large-Cap Value Fund ‘A’	3,332,592	28,193,728
PL Short Duration Bond Fund ‘A’	322,799	3,173,110
PL Floating Rate Loan Fund ‘A’	377,747	3,392,172
PL Growth LT Fund ‘A’	4,023,756	35,489,525
PL Mid-Cap Equity Fund ‘A’	4,523,647	29,087,050
PL Large-Cap Growth Fund ‘A’ *	1,127,814	6,744,326
PL International Large-Cap Fund ‘A’	3,005,988	32,645,033
PL Small-Cap Value Fund ‘A’	2,178,428	14,029,074
PL Main Street Core Fund ‘A’	4,983,420	35,930,456
PL Emerging Markets Fund ‘A’	1,843,623	16,703,222
PL Managed Bond Fund ‘A’	2,579,314	26,721,692
PL Inflation Managed Fund ‘A’	2,010,726	19,463,832
PL Comstock Fund ‘A’	3,929,704	32,066,385
PL Mid-Cap Growth Fund ‘A’	1,198,596	7,515,200
PL Real Estate Fund ‘A’	2,378,895	14,202,006

Total Affiliated Mutual Funds (Cost $486,522,804)		356,743,843

TOTAL INVESTMENTS - 99.8% (Cost $486,522,804)		356,743,843

OTHER ASSETS & LIABILITIES, NET - 0.2%		788,306

NET ASSETS - 100.0%		$357,532,149

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Small-Cap Growth Fund ‘A’ *	1,152,871	$8,162,325
PL International Value Fund ‘A’	2,736,084	20,931,045
PL Large-Cap Value Fund ‘A’	1,505,958	12,740,403
PL Growth LT Fund ‘A’	1,959,600	17,283,672
PL Mid-Cap Equity Fund ‘A’	1,943,187	12,494,694
PL Large-Cap Growth Fund ‘A’ *	520,802	3,114,398
PL International Large-Cap Fund ‘A’	1,296,915	14,084,497
PL Small-Cap Value Fund ‘A’	1,675,134	10,787,865
PL Main Street Core Fund ‘A’	2,592,242	18,690,061
PL Emerging Markets Fund ‘A’	675,963	6,124,227
PL Comstock Fund ‘A’	1,928,818	15,739,158
PL Mid-Cap Growth Fund ‘A’	508,287	3,186,958
PL Real Estate Fund ‘A’	1,277,027	7,623,851

Total Affiliated Mutual Funds (Cost $211,452,067)		150,963,154

TOTAL INVESTMENTS - 100.0% (Cost $211,452,067)		150,963,154

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(17,807)

NET ASSETS - 100.0%		$150,945,347

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 101.6%

Commercial Paper - 79.4%

Abbott Laboratories
0.220% due 09/08/09	$500,000	$499,789
0.220% due 09/09/09	1,500,000	1,499,358
BASF SE (Germany)
0.350% due 10/13/09	1,250,000	1,248,736
0.400% due 07/20/09	1,000,000	999,789
BP Capital Markets PLC (United Kingdom)
0.495% due 07/13/09	1,500,000	1,499,752
0.720% due 10/15/09	750,000	748,410
ConocoPhillips Qatar Funding Ltd (Cayman)
0.300% due 07/07/09	1,250,000	1,249,937
0.320% due 09/16/09	750,000	749,487
0.520% due 07/09/09	250,000	249,971
Electricite de France SA (France)
0.230% due 07/28/09	1,000,000	999,828
0.400% due 09/18/09	1,000,000	999,122
Eli Lilly & Co
0.700% due 10/06/09	1,000,000	998,114
John Deere Capital Corp
0.130% due 07/01/09	1,000,000	1,000,000
John Deere Ltd (Canada)
0.220% due 07/08/09	750,000	749,968
0.230% due 07/10/09	1,500,000	1,499,914
Johnson & Johnson
0.220% due 09/21/09	1,000,000	999,499
0.250% due 09/29/09	1,000,000	999,375
JPMorgan Chase & Co
0.150% due 07/06/09	1,500,000	1,499,969
Kimberly-Clark Worldwide Inc
0.500% due 07/07/09	750,000	749,937
L’Oreal USA Inc
0.300% due 07/13/09	1,250,000	1,249,875
Medtronic Inc
0.190% due 07/22/09	1,500,000	1,499,834
Microsoft Corp
0.200% due 09/23/09	2,000,000	1,999,067
National Rural Utilities Cooperative Finance Corp
0.250% due 07/22/09	500,000	499,927
0.330% due 09/29/09	1,500,000	1,498,762
Nestle Capital Corp
0.360% due 02/16/10	1,000,000	997,700
0.550% due 04/19/10	900,000	895,985
0.700% due 02/16/10	500,000	497,764
NetJets Inc
0.190% due 07/07/09	500,000	499,984
0.200% due 07/01/09	500,000	500,000
NSTAR Electric Co
0.150% due 07/28/09	1,500,000	1,499,831
PepsiCo Inc
0.190% due 07/09/09	1,000,000	999,958
Pfizer Inc
0.150% due 07/23/09	500,000	499,954
0.320% due 11/19/09	1,500,000	1,498,120
Praxair Inc
0.210% due 07/22/09	750,000	749,908
0.350% due 07/20/09	1,500,000	1,499,723
The Coca-Cola Co
0.370% due 12/09/09	750,000	748,759
0.400% due 12/09/09	1,500,000	1,497,317
Total Capital SA (France)
0.240% due 09/09/09	1,250,000	1,249,417
0.250% due 09/21/09	500,000	499,715
Unilever Capital Corp
0.210% due 07/10/09	500,000	499,974
0.220% due 09/08/09	1,750,000	1,749,262

		42,371,791

Corporate Notes - 12.1%

Caterpillar Financial Services Corp
1.199% due 10/09/09 §	500,000	500,268
IBM International Group Capital LLC
0.901% due 09/25/09 ~ §	1,400,000	1,400,652
1.394% due 07/29/09 §	750,000	750,192
Procter & Gamble International Funding SCA
1.224% due 02/08/10 §	1,000,000	1,000,000
5.300% due 07/06/09 ~	500,000	500,157
Wal-Mart Stores Inc
6.875% due 08/10/09	2,295,000	2,308,577

		6,459,846

U.S. Treasury Bills - 1.4%

0.510% due 06/03/10	750,000	746,419

	Shares
Money Market Funds - 8.7%

BlackRock Liquidity Funds Institutional TempCash	2,172,898	2,172,898
BlackRock Liquidity Funds Institutional TempFund	2,443,641	2,443,641

		4,616,539

Total Short-Term Investments (Amortized Cost $54,194,595)		54,194,595

TOTAL INVESTMENTS - 101.6% (Amortized Cost $54,194,595)		54,194,595

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(833,820)

NET ASSETS - 100.0%		$53,360,775

Note to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.2%

Consumer Discretionary - 13.5%

Aeropostale Inc *	8,100	$277,587
American Public Education Inc *	5,000	198,050
Chico’s FAS Inc *	19,800	192,654
Corinthian Colleges Inc *	13,700	231,941
Harman International Industries Inc	6,200	116,560
Iconix Brand Group Inc *	18,400	282,992
J.Crew Group Inc *	6,900	186,438
Jack in the Box Inc *	10,450	234,603
Life Time Fitness Inc *	13,900	278,139
LKQ Corp *	19,600	322,420
Netflix Inc *	4,200	173,628
Office Depot Inc *	13,550	61,788
Orient-Express Hotels Ltd ‘A’ (Bermuda)	25,700	218,193
Penn National Gaming Inc *	7,900	229,969
Regal Entertainment Group ‘A’	23,150	307,664
Shutterfly Inc *	6,650	92,768
The Children’s Place Retail Stores Inc *	5,450	144,044
Tupperware Brands Corp	8,750	227,675
WMS Industries Inc *	4,700	148,097

		3,925,210

Consumer Staples - 3.3%

Central European Distribution Corp *	9,150	243,116
Flowers Foods Inc	11,300	246,792
The Hain Celestial Group Inc *	15,700	245,077
Whole Foods Market Inc	11,600	220,168

		955,153

Energy - 4.0%

Acergy SA ADR (Luxemburg)	16,450	161,868
Comstock Resources Inc *	3,750	123,938
Concho Resources Inc *	8,950	256,776
Dril-Quip Inc *	5,750	219,075
Mariner Energy Inc *	20,950	246,163
Penn Virginia Corp	500	8,185
Quicksilver Resources Inc *	15,150	140,744

		1,156,749

Financials - 5.9%

AllianceBernstein Holding LP	8,150	163,734
Boston Private Financial Holdings Inc	13,350	59,808
Brookline Bancorp Inc	28,000	260,960
First Commonwealth Financial Corp	20,400	129,336
First Mercury Financial Corp	12,950	178,322
Genworth Financial Inc ‘A’	27,200	190,128
Investment Technology Group Inc *	11,900	242,641
Lazard Ltd ‘A’ (Bermuda)	4,900	131,908
Platinum Underwriters Holdings Ltd (Bermuda)	8,000	228,720
Western Alliance Bancorp *	17,450	119,358

		1,704,915

Health Care - 21.0%

Alexion Pharmaceuticals Inc *	8,950	368,024
Allos Therapeutics Inc *	25,350	210,152
AMERIGROUP Corp *	12,000	322,200
Auxilium Pharmaceuticals Inc *	11,300	354,594
Bruker Corp *	10,700	99,082
Community Health Systems Inc *	13,400	338,350
Cubist Pharmaceuticals Inc *	8,100	148,473
Gentiva Health Services Inc *	16,100	265,006
ICON PLC ADR (Ireland) *	14,300	308,594
Insulet Corp *	19,950	153,615
Inverness Medical Innovations Inc *	9,850	350,463
Masimo Corp *	5,850	141,044
Medicis Pharmaceutical Corp ‘A’	15,450	252,144
Medidata Solutions Inc *	3,400	55,692
NuVasive Inc *	8,150	363,490
Optimer Pharmaceuticals Inc *	26,950	403,442
OSI Pharmaceuticals Inc *	6,800	191,964
Owens & Minor Inc	5,650	247,583
PAREXEL International Corp *	21,650	311,327
PharMerica Corp *	14,750	289,543
Savient Pharmaceuticals Inc *	13,850	191,961
Seattle Genetics Inc *	16,550	160,866
Thoratec Corp *	11,400	305,292
United Therapeutics Corp *	1,700	141,661
Wright Medical Group Inc *	9,050	147,153

		6,121,715

Industrials - 14.1%

Actuant Corp ‘A’	14,350	175,070
Aecom Technology Corp *	9,650	308,800
AirTran Holdings Inc *	36,500	225,935
BE Aerospace Inc *	16,850	241,966
Bucyrus International Inc	3,950	112,812
CLARCOR Inc	7,400	216,006
Esterline Technologies Corp *	6,900	186,783
FTI Consulting Inc *	5,500	278,960
Genco Shipping & Trading Ltd	4,150	90,138
Genesee & Wyoming Inc ‘A’ *	8,100	214,731
IHS Inc ‘A’ *	5,250	261,818
Orbital Sciences Corp *	11,350	172,180
RBC Bearings Inc *	14,300	292,435
Resources Connection Inc *	10,200	175,134
SunPower Corp ‘B’ *	4,050	96,998
The Geo Group Inc *	16,900	314,002
URS Corp *	2,350	116,372
Waste Connections Inc *	13,050	338,126
Woodward Governor Co	14,650	290,070

		4,108,336

Information Technology - 27.5%

ANSYS Inc *	8,500	264,860
Atheros Communications Inc *	14,750	283,790
ATMI Inc *	4,650	72,215
Brocade Communications Systems Inc *	37,850	295,987
Concur Technologies Inc *	7,500	233,100
F5 Networks Inc *	6,000	207,540
GSI Commerce Inc *	24,900	354,825
Informatica Corp *	15,400	264,726
LogMeIn Inc *	1,800	28,800
ManTech International Corp ‘A’ *	5,750	247,480
Mellanox Technologies Ltd (Israel) *	27,400	329,622
Monolithic Power Systems Inc *	13,300	298,053
Netlogic Microsystems Inc *	8,650	315,379
NICE Systems Ltd ADR (Israel) *	11,850	273,380
ON Semiconductor Corp *	39,100	268,226
OpenTable Inc *	2,650	79,951
Pegasystems Inc	14,000	369,320
Polycom Inc *	8,850	179,390
Riverbed Technology Inc *	5,500	127,545
SkillSoft PLC ADR (Ireland) *	38,250	298,350
Skyworks Solutions Inc *	26,500	259,170
Solarwinds Inc *	12,150	200,354
Solera Holdings Inc *	12,850	326,390
Starent Networks Corp *	12,950	316,110
Synaptics Inc *	6,675	257,989
Taleo Corp ‘A’ *	19,154	349,944
TeleTech Holdings Inc *	23,600	357,540
TIBCO Software Inc *	35,150	252,026
VanceInfo Technologies Inc ADR (Cayman) *	6,051	89,373
VeriFone Holdings Inc *	19,300	144,943
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
VistaPrint Ltd (Bermuda) *	8,750	$373,188
Wright Express Corp *	10,750	273,803

		7,993,369

Materials - 1.7%

Nalco Holding Co	11,950	201,238
Silgan Holdings Inc	6,200	303,986

		505,224

Telecommunication Services - 2.0%

SBA Communications Corp ‘A’ *	13,550	332,512
Syniverse Holdings Inc *	16,350	262,086

		594,598

Utilities - 1.2%

ITC Holdings Corp	7,950	360,607

Total Common Stocks (Cost $27,193,072)		27,425,876

TOTAL INVESTMENTS - 94.2% (Cost $27,193,072)		27,425,876

OTHER ASSETS & LIABILITIES, NET - 5.8%		1,679,469

NET ASSETS - 100.0%		$29,105,345

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Belgium - 0.0%

Fortis Bank AS Exp. 12/31/49 * +	34,832	$—

Singapore - 0.0%

Neptune Orient Lines Ltd Exp. 07/08/09 *	171,000	20,070

Total Rights (Cost $0)		20,070

COMMON STOCKS - 97.8%

Australia - 5.5%

Amcor Ltd +	101,000	406,125
Australia & New Zealand Banking Group Ltd +	86,800	1,150,316
BHP Billiton Ltd +	24,100	660,241
Commonwealth Bank of Australia +	12,300	385,555
Fairfax Media Ltd +	168,100	164,727
Lend Lease Corp Ltd +	50,400	283,627
Macquarie Group Ltd +	26,800	839,018
Macquarie Infrastructure Group +	210,802	242,332
National Australia Bank Ltd +	52,522	946,248
Qantas Airways Ltd +	233,058	377,391

		5,455,580

Belgium - 0.5%

Delhaize Group +	6,600	464,669
KBC Groep NV * +	1,527	28,081

		492,750

Bermuda - 0.5%

Catlin Group Ltd +	88,600	469,228

Canada - 3.2%

BCE Inc	24,500	505,524
Brookfield Properties Corp	60,000	474,573
Canadian Imperial Bank of Commerce	7,364	369,165
EnCana Corp	5,300	262,779
Fairfax Financial Holdings Ltd	1,400	351,459
National Bank of Canada	10,600	489,834
Petro-Canada	19,200	741,490

		3,194,824

Finland - 1.4%

Nokia OYJ +	94,700	1,387,087

France - 10.2%

BNP Paribas +	21,308	1,389,551
Credit Agricole SA +	76,754	962,357
France Telecom SA +	46,900	1,067,148
GDF Suez +	9,639	360,810
L’Oreal SA +	2,700	202,672
Lagardere SCA +	14,500	483,419
Renault SA * +	22,394	827,381
Sanofi-Aventis SA +	25,301	1,495,033
Societe Generale +	19,323	1,060,655
Total SA +	35,356	1,916,322
Vallourec SA +	3,400	415,576

		10,180,924

Germany - 11.8%

Allianz SE +	12,210	1,126,283
BASF SE +	33,000	1,314,779
Bayer AG +	18,900	1,015,691
Celesio AG +	18,400	422,675
Daimler AG +	9,700	352,263
Deutsche Bank AG +	18,100	1,100,316
Deutsche Lufthansa AG +	16,900	212,242
Deutsche Post AG +	18,070	235,940
Deutsche Telekom AG +	64,900	767,285
E.ON AG +	38,696	1,373,630
Fresenius Medical Care AG & Co KGaA +	10,300	462,846
Metro AG +	13,700	654,561
Muenchener Rueckversicherungs AG +	7,461	1,008,023
RWE AG +	11,033	870,059
Siemens AG +	7,700	532,475
Suedzucker AG +	12,900	261,457

		11,710,525

Hong Kong - 0.7%

New World Development Ltd +	399,000	718,211

Italy - 3.9%

Banco Popolare SCARL * +	35,800	267,717
ENI SPA +	60,389	1,432,255
Intesa Sanpaolo SPA * +	229,700	742,282
Telecom Italia SPA +	567,700	787,108
Telecom Italia SPA RNC +	396,700	390,795
UniCredit SPA * +	91,043	230,276

		3,850,433

Japan - 21.3%

Aeon Co Ltd +	47,500	468,681
Ajinomoto Co Inc +	43,000	340,157
Astellas Pharma Inc +	11,000	388,434
Canon Inc +	24,100	787,203
DIC Corp +	124,000	193,706
East Japan Railway Co +	10,400	626,141
Elpida Memory Inc * +	14,200	152,929
FUJIFILM Holdings Corp +	9,500	302,336
Fujitsu Ltd +	165,000	896,318
Hitachi High-Technologies Corp +	13,900	236,167
Honda Motor Co Ltd +	24,400	671,265
Isuzu Motors Ltd +	224,000	359,365
JFE Holdings Inc +	5,700	191,505
KDDI Corp +	123	652,643
Kirin Holdings Co Ltd +	45,000	627,820
Kyocera Corp +	5,900	442,937
Kyushu Electric Power Co Inc +	20,900	449,801
Mediceo Paltac Holdings Co Ltd +	26,900	307,128
Mitsubishi Chemical Holdings Corp +	95,000	401,826
Mitsubishi Corp +	58,200	1,073,977
Mitsubishi UFJ Financial Group Inc +	122,400	755,795
Mitsui & Co Ltd +	67,000	793,928
Mitsui Fudosan Co Ltd +	49,000	849,864
Mizuho Financial Group Inc +	106,000	246,274
Namco Bandai Holdings Inc +	33,100	363,032
Nippon Mining Holdings Inc +	80,000	413,400
Nippon Oil Corp +	57,000	335,645
Nippon Telegraph & Telephone Corp +	21,200	863,379
Nissan Motor Co Ltd +	140,300	851,465
NTT DoCoMo Inc +	341	498,759
Panasonic Corp +	19,000	255,979
Sharp Corp +	69,000	715,823
Sony Corp +	33,400	871,373
Sumitomo Mitsui Financial Group Inc +	25,300	1,023,772
Takashimaya Co Ltd +	27,000	212,525
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
The Furukawa Electric Co Ltd +	60,000	$269,920
The Kansai Electric Power Co Inc +	12,700	280,142
The Tokyo Electric Power Co Inc +	35,000	899,896
Toshiba Corp +	182,000	659,376
Tosoh Corp +	72,000	203,661
West Japan Railway Co +	85	281,097

		21,215,444

Luxembourg - 1.0%

ArcelorMittal +	28,600	946,465

Netherlands - 2.0%

ING Groep NV CVA +	74,121	750,925
Koninklijke Ahold NV +	74,500	858,875
Koninklijke Philips Electronics NV +	21,510	397,141

		2,006,941

New Zealand - 0.6%

Fletcher Building Ltd +	61,900	262,593
Telecom Corp of New Zealand Ltd +	187,085	328,223

		590,816

Norway - 1.0%

StatoilHydro ASA +	49,800	983,708

Singapore - 0.2%

Neptune Orient Lines Ltd +	228,000	231,462

Spain - 3.0%

Banco Santander SA +	82,125	992,743
Repsol YPF SA +	7,929	177,490
Telefonica SA +	81,800	1,857,651

		3,027,884

Sweden - 3.1%

Electrolux AB ‘B’ * +	37,600	526,010
Nordea Bank AB +	74,245	590,053
Svenska Cellulosa AB ‘B’ +	57,100	601,173
Telefonaktiebolaget LM Ericsson ‘B’ +	105,000	1,034,400
Volvo AB ‘B’ +	52,050	322,374

		3,074,010

Switzerland - 5.1%

Adecco SA +	5,900	246,604
Credit Suisse Group AG +	25,879	1,185,672
Nestle SA +	32,245	1,217,521
Novartis AG +	34,837	1,418,118
Roche Holding AG +	5,100	694,886
Zurich Financial Services AG +	1,660	293,411

		5,056,212

United Kingdom - 22.8%

Amlin PLC +	74,500	371,409
Arriva PLC +	55,900	374,163
Associated British Foods PLC +	51,600	650,071
AstraZeneca PLC +	22,222	979,822
Aviva PLC +	119,438	672,481
Barclays PLC +	224,283	1,042,253
BP PLC +	278,198	2,198,267
British American Tobacco PLC +	24,700	681,822
BT Group PLC +	441,220	739,262
Centrica PLC +	214,900	790,194
Drax Group PLC +	74,300	537,830
G4S PLC +	153,200	527,664
GlaxoSmithKline PLC +	96,100	1,697,443
HSBC Holdings PLC (LI) +	141,116	1,175,661
J. Sainsbury PLC +	106,800	551,541
Kingfisher PLC +	195,700	574,156
Lloyds Banking Group PLC +	703,062	810,483
Next PLC +	24,900	603,285
Pearson PLC +	48,400	487,402
Premier Farnell PLC +	161,000	334,632
Prudential PLC +	106,445	727,601
Royal Dutch Shell PLC ‘A’ (XAMS) +	124,135	3,110,486
Tate & Lyle PLC +	50,300	264,177
Thomas Cook Group PLC +	136,800	463,540
TUI Travel PLC +	125,400	479,362
Vodafone Group PLC +	971,371	1,889,257

		22,734,264

Total Common Stocks (Cost $125,947,222)		97,326,768

TOTAL INVESTMENTS - 97.8% (Cost $125,947,222)		97,346,838

OTHER ASSETS & LIABILITIES, NET - 2.2%		2,185,723

NET ASSETS - 100.0%		$99,532,561

Notes to Schedule of Investments
(a)	As of June 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Financials	26.0%
Energy	11.6%
Telecommunication Services	10.4%
Consumer Discretionary	9.3%
Health Care	8.9%
Consumer Staples	7.3%
Industrials	7.2%
Information Technology	6.3%
Utilities	5.6%
Materials	5.2%

97.8%
Other Assets & Liabilities, Net	2.2%

100.0%

(b)	Securities with a total aggregate market value of $94,131,944 or 94.6% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
(c)	Open futures contracts outstanding as of June 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Depreciation

Dow Jones EURO STOXX 50 (09/09)	17	EUR 411,740	$(7,513)
(d)	As of June 30, 2009, $221,372 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.0%

Consumer Discretionary - 14.6%

DISH Network Corp ‘A’ *	75,030	$1,216,236
McDonald’s Corp	28,100	1,615,469
News Corp ‘A’	137,660	1,254,083
Scripps Networks Interactive Inc ‘A’	39,600	1,102,068
SES SA FDR (Luxembourg) +	56,100	1,072,747
Target Corp	29,100	1,148,577
The Home Depot Inc	55,100	1,302,013
Time Warner Cable Inc	27,015	855,565
Time Warner Inc	62,333	1,570,168

		11,136,926

Consumer Staples - 15.3%

Altria Group Inc	38,900	637,571
Kimberly-Clark Corp	48,900	2,563,827
Kraft Foods Inc ‘A’	52,231	1,323,534
Lorillard Inc	12,800	867,456
Philip Morris International Inc	57,200	2,495,064
The Procter & Gamble Co	13,600	694,960
Unilever PLC ADR (United Kingdom)	51,000	1,198,500
Wal-Mart Stores Inc	38,100	1,845,564

		11,626,476

Energy - 14.4%

Devon Energy Corp	11,870	646,915
El Paso Corp	186,200	1,718,626
Exxon Mobil Corp	29,600	2,069,336
Halliburton Co	50,100	1,037,070
Royal Dutch Shell PLC ADR (United Kingdom)	18,600	933,534
Suncor Energy Inc (Canada)	36,690	1,113,175
Total SA ADR (France)	47,580	2,580,263
Transocean Ltd (Switzerland) *	11,548	857,901

		10,956,820

Financials - 19.6%

American Express Co	35,950	835,478
Bank of America Corp	152,790	2,016,828
Capital One Financial Corp	21,420	468,670
JPMorgan Chase & Co	67,000	2,285,370
Loews Corp	28,080	769,392
Marsh & McLennan Cos Inc	55,201	1,111,196
State Street Corp	20,500	967,600
The Bank of New York Mellon Corp	26,632	780,584
The Chubb Corp	28,480	1,135,782
The PNC Financial Services Group Inc	12,100	469,601
The Travelers Cos Inc	45,840	1,881,274
Wells Fargo & Co	90,100	2,185,826

		14,907,601

Health Care - 7.8%

Abbott Laboratories	20,300	954,912
Merck & Co Inc	28,300	791,268
Novartis AG ADR (Switzerland)	28,500	1,162,515
Pfizer Inc	48,700	730,500
Roche Holding AG (Switzerland) +	5,710	778,000
UnitedHealth Group Inc	28,010	699,690
WellPoint Inc *	16,000	814,240

		5,931,125

Industrials - 5.9%

General Electric Co	112,940	1,323,657
Raytheon Co	27,700	1,230,711
The Boeing Co	12,600	535,500
United Technologies Corp	27,400	1,423,704

		4,513,572

Information Technology - 3.6%

International Business Machines Corp	14,600	1,524,532
Microsoft Corp	50,700	1,205,139

		2,729,671

Materials - 1.8%

Air Products & Chemicals Inc	21,100	1,362,849

Telecommunication Services - 7.4%

AT&T Inc	79,947	1,985,883
Embarq Corp	25,745	1,082,835
Sprint Nextel Corp *	136,589	656,993
Verizon Communications Inc	62,200	1,911,406

		5,637,117

Utilities - 2.6%

Sempra Energy	39,500	1,960,384

Total Common Stocks (Cost $79,541,422)		70,762,541

SHORT-TERM INVESTMENT - 5.1%

Money Market Fund - 5.1%

BlackRock Liquidity Funds Institutional TempFund	3,839,389	3,839,389

Total Short-Term Investment (Cost $3,839,389)		3,839,389

TOTAL INVESTMENTS - 98.1% (Cost $83,380,811)		74,601,930

OTHER ASSETS & LIABILITIES, NET - 1.9%		1,481,249

NET ASSETS - 100.0%		$76,083,179

Note to Schedule of Investments
(a)	Securities with a total aggregate market value of $1,850,747 or 2.4% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 40.5%

Consumer Discretionary - 1.4%

Comcast Corp
5.850% due 01/15/10	$250,000	$254,222
Cox Communications Inc
4.625% due 01/15/10	150,000	150,731
Time Warner Cable Inc
5.400% due 07/02/12	100,000	103,454
Time Warner Inc
6.750% due 04/15/11	150,000	157,072
Viacom Inc
5.750% due 04/30/11	125,000	128,043

		793,522

Consumer Staples - 1.9%

Anheuser-Busch InBev Worldwide Inc
7.200% due 01/15/14 ~ Δ	175,000	188,401
CVS Caremark Corp
2.150% due 09/10/10 §	150,000	150,453
General Mills Inc
6.000% due 02/15/12	200,000	215,463
Kellogg Co
6.600% due 04/01/11	175,000	187,597
The Kroger Co
6.750% due 04/15/12	100,000	108,201
Wal-Mart Stores Inc
3.200% due 05/15/14	250,000	248,337

		1,098,452

Energy - 0.6%

Enterprise Products Operating LLC
4.600% due 08/01/12	150,000	151,176
6.375% due 02/01/13	100,000	104,339
XTO Energy Inc
5.900% due 08/01/12	100,000	106,086

		361,601

Financials - 28.0%

American General Finance Corp
4.875% due 05/15/10	250,000	210,381
ANZ Capital Trust Inc
4.484% ~ ±	250,000	245,191
Bank of America Corp
2.100% due 04/30/12	1,000,000	1,002,389
Citigroup Funding Inc
2.125% due 07/12/12	200,000	200,231
Citigroup Inc
2.125% due 04/30/12	2,000,000	2,010,514
Dexia Credit Local (France)
2.375% due 09/23/11 ~ Δ	600,000	604,478
General Electric Capital Corp
2.125% due 12/21/12	100,000	99,427
2.625% due 12/28/12	500,000	499,847
General Motors Acceptance Corp LLC
2.200% due 12/19/12	500,000	498,528
Greater Bay Bancorp
5.125% due 04/15/10	100,000	102,252
ING Capital Funding Trust III
8.439% § ±	350,000	220,564
Kreditanstalt fuer Wiederaufbau (Germany)
3.750% due 06/27/11	2,100,000	2,196,298
4.500% due 09/21/09	3,400,000	3,421,444
LeasePlan Corp NV (Netherlands)
3.000% due 05/07/12 ~	300,000	301,382
Merrill Lynch & Co Inc
6.050% due 08/15/12	125,000	125,453
Morgan Stanley
5.050% due 01/21/11	250,000	255,028
PNC Funding Corp
1.875% due 06/22/11	600,000	604,715
Rabobank Nederland NV (Netherlands)
4.200% due 05/13/14 ~ Δ	150,000	149,830
Societe Financement de l’Economie Francaise (France)
2.000% due 02/25/11 ~	400,000	402,972
Suncorp-Metway Ltd (Australia)
2.381% due 04/15/11 ~ §	900,000	899,054
The Bear Stearns Cos LLC
6.950% due 08/10/12	500,000	543,959
The Charles Schwab Corp
4.950% due 06/01/14	125,000	127,339
The Royal Bank of Scotland Group PLC (United Kingdom)
2.625% due 05/11/12 ~	700,000	705,665
9.118% ±	150,000	122,269
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	150,373
WEA Finance LLC
5.400% due 10/01/12 ~	75,000	72,039

		15,771,622

Health Care - 1.3%

Merck & Co Inc
1.875% due 06/30/11	125,000	125,245
Roche Holdings Inc
5.000% due 03/01/14 ~	225,000	235,670
UnitedHealth Group Inc
5.125% due 11/15/10	350,000	362,310

		723,225

Industrials - 0.5%

John Deere Capital Corp
5.400% due 04/07/10	250,000	258,175

Information Technology - 0.6%

Hewlett-Packard Co
2.250% due 05/27/11	350,000	351,280

Telecommunication Services - 4.4%

BellSouth Corp
4.950% due 04/26/10 ~	700,000	715,315
Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	200,000	210,396
France Telecom SA (France)
7.750% due 03/01/11	150,000	162,314
Rogers Communications Inc (Canada)
5.500% due 03/15/14	50,000	51,929
6.250% due 06/15/13	50,000	53,080
6.375% due 03/01/14	125,000	134,162
Telefonica Europe BV (Netherlands)
7.750% due 09/15/10	100,000	105,528
Verizon Wireless Capital LLC
3.750% due 05/20/11 ~	775,000	791,338
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	250,000	263,573

		2,487,635

Utilities - 1.8%

CenterPoint Energy Resources Corp
7.875% due 04/01/13	75,000	80,086
Commonwealth Edison Co
4.740% due 08/15/10	175,000	177,165
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Duke Energy Corp
6.300% due 02/01/14	$225,000	$243,238
FirstEnergy Corp
6.450% due 11/15/11	100,000	104,451
MidAmerican Energy Holdings Co
5.000% due 02/15/14	250,000	260,149
Progress Energy Inc
6.050% due 03/15/14	150,000	157,942

		1,023,031

Total Corporate Bonds & Notes (Cost $22,808,660)		22,868,543

MORTGAGE-BACKED SECURITIES - 18.6%

Collateralized Mortgage Obligations - Residential - 3.1%

Citimortgage Alternative Loan Trust
6.000% due 12/25/36 “	671,225	485,357
Fannie Mae
1.154% due 04/25/48 § “	435,802	433,490
Freddie Mac
0.669% due 11/15/36 § “	586,623	575,641
Structured Adjustable Rate Mortgage Loan Trust
5.355% due 11/25/34 § “	355,006	257,350

		1,751,838

Fannie Mae - 14.3%

4.500% due 06/01/13 “	74,851	76,737
4.500% due 09/01/20 “	74,047	76,381
4.500% due 06/01/23 “	733,936	750,263
5.000% due 12/01/18 “	940,062	984,510
5.000% due 12/01/19 “	939,733	984,165
5.000% due 07/01/34 “	923,089	943,822
5.500% due 08/01/24 “	1,000,000	1,043,281
6.000% due 10/01/21 “	2,138,750	2,279,306
6.000% due 03/01/36 “	127,250	133,316
6.000% due 11/01/36 “	372,877	390,654
6.000% due 02/01/38 “	386,424	404,484

		8,066,919

Freddie Mac - 1.2%

4.500% due 12/01/18 “	635,395	659,394

Total Mortgage-Backed Securities (Cost $10,577,411)		10,478,151

ASSET-BACKED SECURITIES - 4.7%

Capital One Multi-Asset Execution Trust
4.950% due 08/15/12 “	1,600,000	1,616,839
Chase Issuance Trust
4.960% due 09/17/12 “	1,000,000	1,035,646

Total Asset-Backed Securities (Cost $2,599,528)		2,652,485

U.S. GOVERNMENT AGENCY ISSUES - 17.8%

Fannie Mae
2.000% due 03/02/11	1,000,000	1,007,509
4.680% due 06/15/11	1,800,000	1,917,052
Federal Home Loan Bank
3.125% due 06/10/11 ‡	2,500,000	2,577,493
Freddie Mac
2.000% due 02/25/11	1,500,000	1,510,674
2.000% due 03/16/11	500,000	503,201
2.050% due 03/09/11	2,500,000	2,521,010

Total U.S. Government Agency Issues (Cost $9,797,835)		10,036,939

U.S. TREASURY OBLIGATIONS - 10.1%

U.S. Treasury Inflation Protected Securities - 5.1%

4.250% due 01/15/10 ^	2,788,126	2,843,889

U.S. Treasury Notes - 3.7%

1.125% due 06/30/11	2,100,000	2,101,140

U.S. Treasury Strip Securities - 1.3%

0.000% due 11/15/21	700,000	406,425
0.000% due 11/15/27	800,000	349,850

		756,275

Total U.S. Treasury Obligations (Cost $5,673,293)		5,701,304

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%

Japan Finance Corp (Japan)
2.000% due 06/24/11	200,000	200,495

Total Foreign Government Bonds & Notes (Cost $199,782)		200,495

	Shares
SHORT-TERM INVESTMENTS - 9.5%

Money Market Funds - 9.5%

BlackRock Liquidity Funds Institutional TempCash	2,600,444	2,600,444
BlackRock Liquidity Funds Institutional TempFund	2,777,130	2,777,130

		5,377,574

Total Short-Term Investments (Cost $5,377,574)		5,377,574

TOTAL INVESTMENTS - 101.6% (Cost $57,034,083)		57,315,491

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(909,647)

NET ASSETS - 100.0%		$56,405,844

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)
Notes to Schedule of Investments
(a)	Open futures contracts outstanding as of June 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (07/09)	3	$3,000,000	$234
Eurodollar (08/09)	3	3,000,000	295
Eurodollar (09/09)	12	12,000,000	19,609
Eurodollar (12/09)	19	19,000,000	28,524
Eurodollar (03/10)	9	9,000,000	(245)
Eurodollar (06/10)	4	4,000,000	(110)
Eurodollar (09/11)	2	2,000,000	(80)
Eurodollar (12/11)	2	2,000,000	(55)
U.S. Treasury 2-Year Notes (09/09)	53	10,600,000	(27,710)

Short Futures Outstanding
U.S. Treasury 5-Year Notes (09/09)	13	1,300,000	(1,281)
U.S. Treasury 10-Year Notes (09/09)	2	200,000	(5,545)
U.S. Treasury 30-Year Bonds (09/09)	19	1,900,000	(45,531)

			$(31,895)

(b)	1.7% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
(c)	As of June 30, 2009, securities with a total aggregate market value of $330,000 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
SENIOR LOAN NOTES - 92.0%

Consumer Discretionary - 24.8%

Blockbuster Inc Tranche B
5.100% due 08/20/11 §	$1,000,000	$777,185
Burlington Coat Factory Warehouse Corp
2.560% due 05/28/13 §	500,000	395,000
Cequel Communications LLC
2.320% due 11/05/13 §	1,484,810	1,362,937
Charter Communications Operating LLC (New Term Loan)
due 03/05/14 § ∞	498,734	450,731
Cinemark USA Inc
2.240% due 10/05/13 §	788,050	745,976
Clarke American Corp Tranche B
2.970% due 06/30/14 §	997,455	777,596
Discovery Communications Holdings LLC Term C
due 05/14/14 § ∞	498,750	499,580
Dollar General Corp Tranche B1
due 07/07/14 § ∞	1,000,000	952,815
Kronos Inc
due 06/11/14 § ∞	498,683	456,295
Kuilima Resort Co (1st Lien)
7.250% due 09/30/10 § Δ Ω	141,161	—
Nielsen Finance LLC (Class A Dollar Term Loan)
2.321% due 08/09/13 §	152,680	138,248
Nielsen Finance LLC (Class B Dollar Term Loan)
4.071% due 05/01/16 §	318,806	289,980
Regal Cinemas Corp (New Term Loan)
4.348% due 10/27/13 §	498,718	487,564
Sabre Inc (Initial Term Loan)
due 09/30/14 § ∞	500,000	362,500
TWCC Holding Corp
7.250% due 09/14/15 §	498,744	500,988
Univision Communications Inc
due 09/29/14 § ∞	500,000	376,093

		8,573,488

Consumer Staples - 6.8%

Dole Food Co Inc (Credit-Linked Deposit)
1.139% due 04/12/13 §	47,262	47,424
Dole Food Co Inc Tranche B
8.000% due 04/12/13 §	82,618	82,902
Solvest Ltd Tranche C
8.000% due 04/12/13 §	307,842	308,899
Sturm Foods Inc (Initial Term Loan 1st Lien)
3.625% due 01/31/14 §	493,440	450,674
Wm Wrigley Jr Co Tranche B
6.500% due 09/30/14 §	1,462,500	1,470,727

		2,360,626

Energy - 3.9%

Coffeyville Resources LLC (Funded Letter of Credit)
3.150% due 12/28/10 §	67,370	63,728
Coffeyville Resources LLC Tranche D
8.750% due 12/30/13 §	538,641	509,522
Venoco Inc (2nd Lien)
4.375% due 05/07/14 §	988,971	761,508

		1,334,758

Financials - 6.6%

Digicel International Finance Limited Tranche A
due 03/30/12 § Δ ∞	500,000	475,000
First Data Corp Tranche B1 (Initial Term Loan)
3.070% due 09/24/14 §	788,171	593,493
HUB International Ltd (Delayed Draw Term Loan)
2.810% due 06/13/14 §	180,976	159,711
HUB International Ltd (Initial Term Loan)
2.810% due 06/13/14 §	805,154	710,548
Spirit Finance Corp
4.028% due 08/01/13 §	1,000,000	323,330

		2,262,082

Health Care - 17.9%

Aveta Inc (Acquisition Term Loan)
5.560% due 08/22/11 §	325,404	287,440
Aveta Inc (New Term Loan)
5.560% due 08/22/11 §	58,986	52,104
Aveta Inc (Original Term Loan)
5.560% due 08/22/11 §	503,355	444,630
CHS/Community Health Systems Inc (Delayed Draw Term Loan)
2.560% due 07/25/14 §	24,270	21,901
CHS/Community Health Systems Inc (Funded Term Loan)
2.900% due 07/25/14 §	475,730	429,294
HCA Inc Tranche B1
2.848% due 11/18/13 §	777,643	704,257
IM US Holdings LLC (2nd Lien)
4.560% due 06/26/15 §	500,000	460,000
Life Technologies Corp Facility Term B
5.250% due 11/23/15 §	992,500	998,693
Mylan Inc Tranche B
3.810% due 10/02/14 §	1,462,312	1,415,503
Talecris Biotherapeutics Holdings Corp (1st Lien)
4.420% due 12/06/13 §	1,484,772	1,356,094

		6,169,916

Industrials - 1.4%

Northwest Airlines Inc
2.320% due 12/31/10 §	500,000	473,055

Information Technology - 8.6%

Brocade Communication Systems Inc
7.000% due 10/07/13 §	500,000	501,458
Infor Enterprise Solutions Holdings Inc (Delayed Draw Term Loan)
4.060% due 07/30/12 §	333,429	275,079
Infor Enterprise Solutions Holdings Inc (Initial Term Loan)
4.060% due 07/30/12 §	639,071	527,234
SunGard Data Systems Inc Tranche A
2.460% due 02/28/14 §	43,992	40,913
SunGard Data Systems Inc Tranche B
4.340% due 02/28/16 §	1,242,810	1,166,464
Vertafore Inc (New Term Loan)
due 01/31/12 § ∞	498,724	461,320

		2,972,468

Materials - 11.1%

Ashland Inc Term B
7.650% due 05/13/14 §	470,000	474,843
Georgia Gulf Corp
8.910% due 10/03/13 §	1,484,276	1,197,165
Murray Energy Corp Tranche B (1st Lien)
6.938% due 01/28/10 §	945,609	921,969
Nalco Co
6.500% due 05/13/16 §	500,000	501,878
Solutia Inc
7.250% due 02/28/14 §	788,200	731,336

		3,827,191

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Telecommunication Services - 3.9%

Level 3 Financing Inc Tranche A
3.155% due 03/13/14 §	$500,000	$416,250
MetroPCS Wireless Inc Tranche B (New Term Loan)
3.040% due 11/03/13 §	491,104	467,943
due 11/03/13 § ∞	498,718	475,198

		1,359,391

Utilities - 7.0%

Calpine Corp (1st Priority Term Loan)
3.475% due 03/29/14 §	986,190	876,378
Coleto Creek Power LP (2nd Lien)
4.310% due 06/28/13 §	970,000	624,437
Texas Competitive Electric Holdings Co LLC Tranche B2 (Initial Term Loan)
3.820% due 10/10/14 §	1,286,902	923,178

		2,423,993

Total Senior Loan Notes (Cost $33,385,660)		31,756,968

TOTAL INVESTMENTS - 92.0% (Cost $33,385,660)		31,756,968

OTHER ASSETS & LIABILITIES, NET - 8.0%		2,775,301

NET ASSETS - 100.0%		$34,532,269

Note to Schedule of Investments
(a)	1.4% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.7%

Energy - 0.7%

Petroleo Brasileiro SA ADR (Brazil)	18,605	$620,663

Total Preferred Stocks (Cost $649,683)		620,663

COMMON STOCKS - 95.5%

Consumer Discretionary - 4.0%

Adidas AG (Germany) +	15,100	575,424
Crown Ltd (Australia) +	114,310	666,194
Lamar Advertising Co ‘A’ *	14,755	225,309
Liberty Media Corp - Entertainment ‘A’ *	21,570	576,997
McDonald’s Corp	12,059	693,272
Staples Inc	17,402	350,998
The Home Depot Inc	15,495	366,147

		3,454,341

Consumer Staples - 16.2%

Altria Group Inc	16,575	271,664
Anheuser-Busch InBev NV (Belgium) +	157,753	5,720,057
Anheuser-Busch InBev NV Strip VVPR (Belgium) *	110,992	467
Colgate-Palmolive Co	16,655	1,178,175
CVS Caremark Corp	62,876	2,003,858
Kimberly-Clark Corp	14,610	766,002
Nestle SA (Switzerland) +	21,097	796,590
Tesco PLC (United Kingdom) +	280,587	1,638,585
The Coca-Cola Co	14,935	716,731
Wal-Mart Stores Inc	19,840	961,050

		14,053,179

Energy - 10.0%

EOG Resources Inc	35,845	2,434,592
Hess Corp	13,940	749,275
National-Oilwell Varco Inc *	12,165	397,309
Occidental Petroleum Corp	44,970	2,959,476
Petroleo Brasileiro SA ADR (Brazil)	12,920	529,462
XTO Energy Inc	42,100	1,605,694

		8,675,808

Financials - 8.0%

ACE Ltd (Switzerland)	25,795	1,140,913
Berkshire Hathaway Inc ‘B’ *	460	1,332,036
ICICI Bank Ltd ADR (India)	8,165	240,867
JPMorgan Chase & Co	33,753	1,151,315
T. Rowe Price Group Inc	22,835	951,534
The Goldman Sachs Group Inc	14,220	2,096,597

		6,913,262

Health Care - 12.3%

Baxter International Inc	20,965	1,110,306
Celgene Corp *	42,710	2,043,246
Covidien PLC (Ireland)	39,220	1,468,397
Genzyme Corp *	8,770	488,226
Gilead Sciences Inc *	38,050	1,782,262
Roche Holding AG (Switzerland) +	14,291	1,947,180
UnitedHealth Group Inc	75,160	1,877,497

		10,717,114

Industrials - 9.3%

C.H. Robinson Worldwide Inc	7,810	407,292
Canadian National Railway Co (Canada)	24,151	1,037,527
Danaher Corp	21,545	1,330,188
Emerson Electric Co	14,100	456,840
Expeditors International of Washington Inc	12,920	430,753
Illinois Tool Works Inc	19,580	731,117
Lockheed Martin Corp	8,435	680,283
Northrop Grumman Corp	10,415	475,757
Precision Castparts Corp	12,430	907,763
Tyco International Ltd (Switzerland)	22,220	577,276
United Parcel Service Inc ‘B’	20,860	1,042,791

		8,077,587

Information Technology - 28.2%

Amphenol Corp ‘A’	22,920	725,189
Apple Inc *	26,269	3,741,494
Cisco Systems Inc *	141,190	2,631,782
Citrix Systems Inc *	13,670	435,936
Corning Inc	57,505	923,530
eBay Inc *	71,755	1,229,163
Google Inc ‘A’ *	2,410	1,016,032
International Business Machines Corp	18,685	1,951,088
KLA-Tencor Corp	57,385	1,448,971
Marvell Technology Group Ltd (Bermuda) *	92,035	1,071,287
Microsoft Corp	43,480	1,033,520
Oracle Corp	117,925	2,525,953
QUALCOMM Inc	39,675	1,793,310
Research In Motion Ltd (Canada) *	7,275	516,889
Symantec Corp *	52,450	816,122
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan) +	520,850	854,819
Telefonaktiebolaget LM Ericsson ‘B’ (Sweden) +	53,807	530,076
Texas Instruments Inc	20,199	430,239
Yahoo! Inc *	53,005	830,058

		24,505,458

Materials - 4.0%

Monsanto Co	5,665	421,136
Newmont Mining Corp	11,765	480,835
Potash Corp of Saskatchewan Inc (Canada)	9,260	861,643
Praxair Inc	16,055	1,141,029
Weyerhaeuser Co	17,355	528,113

		3,432,756

Telecommunication Services - 2.6%

Crown Castle International Corp *	92,300	2,217,046

Utilities - 0.9%

NRG Energy Inc *	31,245	811,120

Total Common Stocks (Cost $83,520,201)		82,857,671

Principal
Amount
SHORT-TERM INVESTMENTS - 3.3%

U.S. Government Agency Issue - 2.8%

Federal Home Loan Bank
0.010% due 07/01/09	$2,400,000	2,400,000

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Money Market Funds - 0.5%

BlackRock Liquidity Funds Institutional TempCash	210,420	$210,420
BlackRock Liquidity Funds Institutional TempFund	210,420	210,420

		420,840

Total Short-Term Investments (Cost $2,820,840)		2,820,840

TOTAL INVESTMENTS - 99.5% (Cost $86,990,724)		86,299,174

OTHER ASSETS & LIABILITIES, NET - 0.5%		456,704

NET ASSETS - 100.0%		$86,755,878

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $12,728,925 or 14.7% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Forward foreign currency contracts outstanding as of June 30, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	AUD	65,000	07/09	$(2,784)
Sell	AUD	258,000	08/09	(3,508)
Buy	EUR	355,000	07/09	4,497
Sell	EUR	355,000	07/09	(13,763)
Sell	EUR	1,785,000	08/09	(28,015)
Sell	GBP	100,000	07/09	(11,968)
Sell	GBP	298,000	08/09	(4,222)
Buy	JPY	1,700,000	07/09	(362)
Sell	JPY	1,700,000	07/09	(55)

				$(60,180)

(d)	Transactions in written options for the period ended June 30, 2009 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2009	—	$—
Put Options Written	19	8,578
Put Options Expired	(19)	(8,578)

Outstanding, June 30, 2009	—	$—

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%

Consumer Discretionary - 12.7%

Abercrombie & Fitch Co ‘A’	37,500	$952,125
Burger King Holdings Inc	44,900	775,423
J.C. Penney Co Inc	35,500	1,019,205
Leggett & Platt Inc	91,600	1,395,068
Mattel Inc	97,400	1,563,270
Starbucks Corp *	81,000	1,125,090
The Gap Inc	50,700	831,480
Viacom Inc ‘B’ *	62,200	1,411,940

		9,073,601

Consumer Staples - 9.0%

Avon Products Inc	34,600	891,988
Campbell Soup Co	32,500	956,150
McCormick & Co Inc	45,800	1,489,874
Molson Coors Brewing Co ‘B’	35,500	1,502,715
Sara Lee Corp	78,700	768,112
The J.M. Smucker Co	17,100	832,086

		6,440,925

Energy - 7.9%

Holly Corp	65,900	1,184,882
Massey Energy Co	29,680	579,947
Patterson-UTI Energy Inc	89,800	1,154,828
Pride International Inc *	49,500	1,240,470
The Williams Cos Inc	73,520	1,147,647
Valero Energy Corp	20,200	341,178

		5,648,952

Financials - 12.5%

Ameriprise Financial Inc	55,510	1,347,228
City National Corp	19,500	718,185
Hudson City Bancorp Inc	57,250	760,852
Marsh & McLennan Cos Inc	35,500	714,615
Northern Trust Corp	6,800	365,024
PartnerRe Ltd (Bermuda)	11,800	766,410
Public Storage REIT	21,300	1,394,724
RenaissanceRe Holdings Ltd (Bermuda)	22,240	1,035,050
The St. Joe Co *	39,100	1,035,759
Waddell & Reed Financial Inc ‘A’	32,600	859,662

		8,997,509

Health Care - 11.8%

Cardinal Health Inc	24,500	748,475
Hospira Inc *	58,700	2,261,124
Life Technologies Corp *	27,787	1,159,274
Omnicare Inc	47,200	1,215,872
Patterson Cos Inc *	38,600	837,620
Warner Chilcott Ltd ‘A’ (Bermuda) *	80,100	1,053,315
Zimmer Holdings Inc *	27,300	1,162,980

		8,438,660

Industrials - 14.0%

Cintas Corp	35,200	803,968
Corrections Corp of America *	80,100	1,360,899
Covanta Holding Corp *	53,750	911,600
Dover Corp	29,840	987,406
Foster Wheeler AG (Switzerland) *	67,700	1,607,875
Monster Worldwide Inc *	53,800	635,378
Parker-Hannifin Corp	22,700	975,192
Republic Services Inc	70,700	1,725,787
Spirit AeroSystems Holdings Inc ‘A’ *	77,300	1,062,102

		10,070,207

Information Technology - 14.5%

Agilent Technologies Inc *	64,100	1,301,871
Analog Devices Inc	58,000	1,437,240
Fidelity National Information Services Inc	27,600	550,896
Ingram Micro Inc ‘A’ *	90,390	1,581,825
Juniper Networks Inc *	39,100	922,760
Lam Research Corp *	31,200	811,200
NetApp Inc *	28,600	563,992
NeuStar Inc ‘A’ *	35,800	793,328
Symantec Corp *	112,000	1,742,720
VeriSign Inc *	38,900	718,872

		10,424,704

Materials - 8.6%

Air Products & Chemicals Inc	18,000	1,162,620
Ball Corp	42,160	1,903,945
Bemis Co Inc	34,900	879,480
Packaging Corp of America	93,200	1,509,840
RPM International Inc	53,100	745,524

		6,201,409

Utilities - 4.1%

American Electric Power Co Inc	44,100	1,274,049
Energen Corp	17,700	706,230
Wisconsin Energy Corp	23,400	952,614

		2,932,893

Total Common Stocks (Cost $71,273,284)		68,228,860

SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds Institutional TempFund	3,214,558	3,214,558

Total Short-Term Investment (Cost $3,214,558)		3,214,558

TOTAL INVESTMENTS - 99.6% (Cost $74,487,842)		71,443,418

OTHER ASSETS & LIABILITIES, NET - 0.4%		320,186

NET ASSETS - 100.0%		$71,763,604

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 12.7%

Amazon.com Inc *	8,500	$711,110
Coach Inc	6,200	166,656
DeVry Inc	5,800	290,232
International Game Technology	29,500	469,050
McDonald’s Corp	4,100	235,709
The Home Depot Inc	12,200	288,286
The Sherwin-Williams Co	5,400	290,250

		2,451,293

Consumer Staples - 3.9%

Colgate-Palmolive Co	6,200	438,588
Kellogg Co	6,700	312,019

		750,607

Energy - 9.7%

Exxon Mobil Corp	4,900	342,559
Schlumberger Ltd (Netherlands)	4,900	265,139
Southwestern Energy Co *	11,700	454,545
Weatherford International Ltd (Switzerland) *	13,600	266,016
XTO Energy Inc	14,300	545,402

		1,873,661

Financials - 9.0%

BlackRock Inc	1,800	315,756
CME Group Inc	1,800	559,998
IntercontinentalExchange Inc *	4,600	525,504
The Charles Schwab Corp	19,800	347,292

		1,748,550

Health Care - 15.7%

Alcon Inc (Switzerland)	3,700	429,644
Allergan Inc	16,500	785,070
Baxter International Inc	3,700	195,952
Express Scripts Inc *	6,600	453,750
Laboratory Corp of America Holdings *	4,000	271,160
Medco Health Solutions Inc *	5,600	255,416
Stryker Corp	7,900	313,946
Zimmer Holdings Inc *	8,000	340,800

		3,045,738

Industrials - 9.3%

Burlington Northern Santa Fe Corp	4,600	338,284
Expeditors International of Washington Inc	3,600	120,024
General Dynamics Corp	5,100	282,489
Parker-Hannifin Corp	4,300	184,728
Union Pacific Corp	11,500	598,690
United Technologies Corp	5,400	280,584

		1,804,799

Information Technology - 30.9%

Adobe Systems Inc *	12,100	342,430
Apple Inc *	7,300	1,039,739
Cisco Systems Inc *	33,900	631,896
Google Inc ‘A’ *	2,200	927,498
MasterCard Inc ‘A’	4,200	702,702
Oracle Corp	17,800	381,276
QUALCOMM Inc	19,100	863,320
salesforce.com inc *	6,200	236,654
Visa Inc ‘A’	13,600	846,736

		5,972,251

Materials - 6.2%

Ecolab Inc	5,600	218,344
Monsanto Co	6,100	453,474
Praxair Inc	7,300	518,811

		1,190,629

Telecommunication Services - 1.5%

American Tower Corp ‘A’ *	9,100	286,923

Total Common Stocks (Cost $17,818,609)		19,124,451

TOTAL INVESTMENTS - 98.9% (Cost $17,818,609)		19,124,451

OTHER ASSETS & LIABILITIES, NET - 1.1%		203,196

NET ASSETS - 100.0%		$19,327,647

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Australia - 0.4%

QBE Insurance Group Ltd +	17,101	$273,652

Austria - 0.5%

Erste Bank Group AG +	15,457	419,632

Bermuda - 1.0%

Li & Fung Ltd +	293,200	782,852

Canada - 2.1%

Canadian National Railway Co	39,010	1,675,870

Czech Republic - 0.5%

Komercni Banka AS +	3,033	417,852

France - 19.5%

Air Liquide SA +	15,582	1,429,744
AXA SA +	87,870	1,663,114
Danone +	16,038	795,243
GDF Suez +	46,836	1,753,167
Legrand SA +	49,780	1,089,324
LVMH Moet Hennessy Louis Vuitton SA +	33,890	2,599,155
Pernod-Ricard SA +	19,508	1,233,365
Schneider Electric SA +	31,577	2,416,811
Total SA +	29,130	1,578,868
Vivendi +	31,575	757,924

		15,316,715

Germany - 10.7%

Bayer AG +	32,140	1,727,212
Beiersdorf AG +	8,850	416,892
Deutsche Boerse AG +	10,180	792,258
E.ON AG +	20,381	723,484
Linde AG +	30,970	2,544,285
Merck KGaA +	14,890	1,515,145
SAP AG +	16,550	667,270

		8,386,546

Hong Kong - 0.6%

CNOOC Ltd +	404,000	497,668

India - 1.6%

Infosys Technologies Ltd ADR	32,960	1,212,269

Italy - 0.7%

Intesa Sanpaolo SPA * +	169,973	549,272

Japan - 12.3%

Aeon Credit Service Co Ltd +	43,400	567,809
Canon Inc +	47,850	1,562,973
FANUC Ltd +	12,900	1,033,759
Hirose Electric Co Ltd +	5,000	533,436
HOYA Corp +	74,800	1,498,386
INPEX Corp +	197	1,570,718
Kao Corp +	55,000	1,196,821
Konica Minolta Holdings Inc +	25,500	266,435
Lawson Inc +	9,100	400,546
Shin-Etsu Chemical Co Ltd +	14,700	681,770
Tokyo Electron Ltd +	7,800	376,427

		9,689,080

Mexico - 1.2%

America Movil SAB de CV ‘L’ ADR	17,500	677,600
Grupo Modelo SAB de CV ‘C’ *	79,800	285,064

		962,664

Netherlands - 7.1%

ASML Holding NV +	20,814	451,144
Heineken NV +	68,160	2,540,227
TNT NV +	66,978	1,309,149
Wolters Kluwer NV +	73,260	1,285,205

		5,585,725

Singapore - 1.2%

Singapore Telecommunications Ltd +	473,380	976,651

South Africa - 0.8%

MTN Group Ltd +	39,370	604,661

South Korea - 1.2%

Samsung Electronics Co Ltd +	2,047	946,460

Switzerland - 16.1%

Actelion Ltd * +	10,856	569,009
Compagnie Financiere Richemont SA ‘A’ * +	36,871	768,698
Givaudan SA +	2,480	1,522,343
Julius Baer Holding AG +	28,245	1,098,510
Nestle SA +	98,039	3,701,800
Roche Holding AG +	25,600	3,488,057
Sonova Holding AG +	7,794	634,643
Swiss Reinsurance Co +	14,225	472,661
UBS AG * +	31,510	386,893

		12,642,614

Taiwan - 1.2%

Taiwan Semiconductor Manufacturing Co Ltd ADR	96,424	907,350

United Kingdom - 18.6%

BHP Billiton PLC +	20,590	464,070
Burberry Group PLC +	91,050	634,544
Diageo PLC +	138,770	1,993,169
GlaxoSmithKline PLC +	30,690	542,087
HSBC Holdings PLC (LI) +	123,003	1,024,759
Ladbrokes PLC +	156,707	474,889
Reckitt Benckiser Group PLC +	66,984	3,059,018
Royal Dutch Shell PLC ‘A’ (LI) +	56,150	1,408,483
Smiths Group PLC +	68,012	786,952
Standard Chartered PLC +	66,557	1,251,471
Tesco PLC +	107,857	629,868
William Hill PLC +	290,770	941,700
WPP PLC +	209,641	1,394,111

		14,605,121

United States - 1.8%

Synthes Inc +	14,300	1,382,737

Total Common Stocks (Cost $89,047,141)		77,835,391

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds Institutional TempCash	339,815	$339,815

Total Short-Term Investment (Cost $339,815)		339,815

TOTAL INVESTMENTS - 99.5% (Cost $89,386,956)		78,175,206

OTHER ASSETS & LIABILITIES, NET - 0.5%		371,858

NET ASSETS - 100.0%		$78,547,064

Notes to Schedule of Investments
(a)	As of June 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	20.7%
Health Care	12.5%
Consumer Discretionary	12.3%
Financials	11.4%
Information Technology	10.7%
Industrial	10.6%
Materials	8.5%
Energy	6.4%
Utilities	3.1%
Telecommunication Services	2.9%
Short-Term Investment	0.4%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Securities with a total aggregate market value of $73,077,238 or 93.0% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.7%

Consumer Discretionary - 3.5%

Dover Downs Gaming & Entertainment Inc	4,500	$20,925
Hillenbrand Inc	7,800	129,792
International Speedway Corp ‘A’	10,300	263,783
Phillips-Van Heusen Corp	9,500	272,555
RadioShack Corp	11,700	163,332
Sturm Ruger & Co Inc	5,400	67,176
Wolverine World Wide Inc	12,000	264,720

		1,182,283

Consumer Staples - 6.2%

Casey’s General Stores Inc	11,400	292,866
Corn Products International Inc	12,600	337,554
Del Monte Foods Co	34,900	327,362
PepsiAmericas Inc	200	5,362
Ruddick Corp	10,700	250,701
The J.M. Smucker Co	4,900	238,434
Universal Corp	6,500	215,215
Vector Group Ltd	6,600	94,314
WD-40 Co	6,200	179,800
Weis Markets Inc	3,200	107,264

		2,048,872

Energy - 10.6%

Berry Petroleum Co ‘A’	10,600	197,054
Buckeye Partners LP	5,000	214,150
CARBO Ceramics Inc	4,300	147,060
Cimarex Energy Co	10,300	291,902
El Paso Pipeline Partners LP	2,700	47,331
Frontier Oil Corp	20,000	262,200
General Maritime Corp	11,910	117,790
Holly Corp	13,300	239,134
Linn Energy LLC	14,000	273,980
Lufkin Industries Inc	3,600	151,380
Magellan Midstream Partners LP	6,800	236,368
NuStar Energy LP	5,000	270,150
Penn Virginia Corp	5,200	85,124
St. Mary Land & Exploration Co	5,500	114,785
Sunoco Logistics Partners LP	900	48,798
TC Pipelines LP	1,600	55,664
Teekay Corp	3,400	71,502
Tidewater Inc	6,200	265,794
Tsakos Energy Navigation Ltd (Bermuda)	6,500	104,910
Williams Partners LP	2,900	52,374
World Fuel Services Corp	7,000	288,610

		3,536,060

Financials - 11.4%

Advance America Cash Advance Centers Inc	22,500	99,675
American Equity Investment Life Holding Co	9,300	51,894
American Financial Group Inc	15,200	328,016
American Physicians Capital Inc	2,100	82,236
Bank of Hawaii Corp	7,400	265,142
Cash America International Inc	4,900	114,611
Chimera Investment Corp REIT	86,200	300,838
Cullen/Frost Bankers Inc	5,800	267,496
Delphi Financial Group Inc ‘A’	12,600	244,818
Equity One Inc REIT	13,200	175,032
Federated Investors Inc ‘B’	10,900	262,581
Franklin Street Properties Corp REIT	15,900	210,675
Healthcare Realty Trust Inc REIT	12,700	213,741
HRPT Properties Trust REIT	35,800	145,348
Infinity Property & Casualty Corp	4,300	156,778
Nationwide Health Properties Inc REIT	10,000	257,400
PS Business Parks Inc REIT	3,600	174,384
RLI Corp	4,300	192,640
Sovran Self Storage Inc REIT	5,100	125,460
Zenith National Insurance Corp	6,300	136,962

		3,805,727

Health Care - 6.1%

Hill-Rom Holdings Inc	7,800	126,516
Invacare Corp	9,700	171,205
Owens & Minor Inc	8,700	381,234
PerkinElmer Inc	18,150	315,810
STERIS Corp	8,400	219,072
Teleflex Inc	6,200	277,946
The Cooper Cos Inc	12,200	301,706
West Pharmaceutical Services Inc	7,000	243,950

		2,037,439

Industrials - 13.7%

Acuity Brands Inc	9,400	263,670
American Ecology Corp	2,000	35,840
Applied Industrial Technologies Inc	9,400	185,180
Barnes Group Inc	13,900	165,271
Belden Inc	11,400	190,380
Bucyrus International Inc	8,900	254,184
Crane Co	12,600	281,106
Curtiss-Wright Corp	9,000	267,570
Ennis Inc	13,000	161,980
Granite Construction Inc	6,900	229,632
Harsco Corp	10,300	291,490
KBR Inc	17,500	322,700
Kennametal Inc	5,800	111,244
Lennox International Inc	8,500	273,190
Lincoln Electric Holdings Inc	1,700	61,268
Mueller Industries Inc	7,900	164,320
Quanex Building Products Corp	4,400	49,368
Regal-Beloit Corp	6,800	270,096
SkyWest Inc	12,800	130,560
The Brink’s Co	9,300	269,979
Tomkins PLC ADR (United Kingdom)	3,300	32,076
Trinity Industries Inc	7,700	104,874
Triumph Group Inc	3,600	144,000
Valmont Industries Inc	4,000	288,320

		4,548,298

Information Technology - 2.4%

Diebold Inc	10,600	279,416
Himax Technologies Inc ADR (Cayman)	13,500	50,625
Jabil Circuit Inc	35,700	264,894
MTS Systems Corp	3,000	61,950
Park Electrochemical Corp	7,000	150,710

		807,595

Materials - 13.5%

AMCOL International Corp	5,700	123,006
Bemis Co Inc	13,700	345,240
Carpenter Technology Corp	6,500	135,265
Cliffs Natural Resources Inc	4,400	107,668
Commercial Metals Co	24,400	391,132
Compass Minerals International Inc	7,300	400,843
IAMGOLD Corp (Canada)	39,700	401,764
Innophos Holdings Inc	4,700	79,383
International Flavors & Fragrances Inc	8,000	261,760
Methanex Corp (Canada)	13,100	160,344
Olin Corp	20,000	237,800
Royal Gold Inc	9,400	391,980
RPM International Inc	19,500	273,780
Sensient Technologies Corp	11,700	264,069
Sonoco Products Co	11,400	273,030
Terra Industries Inc	10,900	263,998
The Lubrizol Corp	7,800	369,018

		4,480,080

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Telecommunication Services - 0.1%

Partner Communications Co Ltd ADR (Israel)	2,700	$46,143

Utilities - 11.2%

AGL Resources Inc	9,600	305,280
American Water Works Co Inc	12,600	240,786
Amerigas Partners LP	1,100	37,103
Atmos Energy Corp	11,700	292,968
Avista Corp	3,000	53,430
Cleco Corp	13,400	300,428
Energen Corp	9,100	363,090
National Fuel Gas Co	8,300	299,464
OGE Energy Corp	10,900	308,688
Southwest Gas Corp	8,400	186,564
Suburban Propane Partners LP	3,800	160,246
UGI Corp	11,800	300,782
Vectren Corp	12,000	281,160
Westar Energy Inc	16,200	304,074
WGL Holdings Inc	9,200	294,584

		3,728,647

Total Common Stocks (Cost $29,618,488)		26,221,144

SHORT-TERM INVESTMENTS - 9.0%

Money Market Funds - 9.0%

BlackRock Liquidity Funds Institutional TempCash	1,502,873	1,502,873
BlackRock Liquidity Funds Institutional TempFund	1,502,873	1,502,873

Total Short-Term Investments (Cost $3,005,746)		3,005,746

TOTAL INVESTMENTS - 87.7% (Cost $32,624,234)		29,226,890

OTHER ASSETS & LIABILITIES, NET - 12.3%		4,080,465

NET ASSETS - 100.0%		$33,307,355

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.8%

Consumer Discretionary - 8.6%

Aaron’s Inc	480	$14,314
Abercrombie & Fitch Co ‘A’	2,800	71,092
Advance Auto Parts Inc	1,900	78,831
Aeropostale Inc *	2,600	89,102
American Eagle Outfitters Inc	5,840	82,753
American Greetings Corp ‘A’	370	4,322
Ameristar Casinos Inc	70	1,332
AnnTaylor Stores Corp *	3,470	27,691
Apollo Group Inc ‘A’ *	200	14,224
Autoliv Inc	2,910	83,721
AutoNation Inc *	3,410	59,163
AutoZone Inc *	300	45,333
Barnes & Noble Inc	950	19,598
bebe Stores Inc	530	3,646
Best Buy Co Inc	5,330	178,502
Bob Evans Farms Inc	1,230	35,350
BorgWarner Inc	2,820	96,247
Boyd Gaming Corp *	60	510
Brink’s Home Security Holdings Inc *	180	5,096
Brinker International Inc	2,530	43,086
Brunswick Corp	2,830	12,226
Cablevision Systems Corp ‘A’	3,770	73,176
Callaway Golf Co	440	2,231
Career Education Corp *	1,260	31,361
Carnival Corp (Panama)	7,410	190,956
Carter’s Inc *	60	1,477
CBS Corp ‘B’	18,490	127,951
CEC Entertainment Inc *	1,020	30,070
Centex Corp	690	5,837
Chipotle Mexican Grill Inc ‘B’ *	54	3,769
Clear Channel Outdoor Holdings Inc ‘A’ *	1,600	8,480
Coach Inc	4,050	108,864
Comcast Corp ‘A’	15,930	230,826
Corinthian Colleges Inc *	570	9,650
DISH Network Corp ‘A’ *	6,590	106,824
DreamWorks Animation SKG Inc ‘A’ *	1,460	40,281
Expedia Inc *	7,020	106,072
Foot Locker Inc	1,350	14,134
Fossil Inc *	1,200	28,896
Gannett Co Inc	190	678
Gentex Corp	2,210	25,636
Grupo Televisa SA ADR (Mexico)	6,600	112,200
Guess? Inc	1,940	50,013
H&R Block Inc	900	15,507
Harman International Industries Inc	2,060	38,728
International Game Technology	300	4,770
International Speedway Corp ‘A’	120	3,073
Jack in the Box Inc *	250	5,613
Johnson Controls Inc	8,050	174,846
Jones Apparel Group Inc	3,050	32,727
Kohl’s Corp *	4,090	174,848
Lennar Corp ‘A’	1,500	14,535
Liberty Media Corp - Capital ‘A’ *	670	9,085
Liberty Media Corp - Entertainment ‘A’ *	5,470	146,323
Liberty Media Corp - Interactive ‘A’ *	13,050	65,381
Limited Brands Inc	7,440	89,057
Liz Claiborne Inc	6,400	18,432
Lowe’s Cos Inc	21,930	425,661
McDonald’s Corp	10,300	592,147
Meredith Corp	2,500	63,875
Meritage Homes Corp *	200	3,772
Netflix Inc *	1,900	78,546
News Corp ‘A’	44,830	408,401
Nike Inc ‘B’	2,110	109,256
Nordstrom Inc	3,110	61,858
Office Depot Inc *	3,080	14,045
Penske Auto Group Inc	1,260	20,966
Polaris Industries Inc	300	9,636
Polo Ralph Lauren Corp	1,130	60,500
priceline.com Inc *	1,130	126,052
Quicksilver Inc *	10	19
Regis Corp	560	9,750
Rent-A-Center Inc *	1,530	27,280
Ross Stores Inc	750	28,950
Royal Caribbean Cruises Ltd (Liberia)	2,490	33,715
Sally Beauty Holdings Inc *	1,540	9,794
Scholastic Corp	1,400	27,706
Service Corp International	2,240	12,275
Snap-on Inc	1,000	28,740
Speedway Motorsports Inc	570	7,843
The Buckle Inc	790	25,098
The Children’s Place Retail Stores Inc *	1,700	44,931
The DIRECTV Group Inc *	10,270	253,772
The Dress Barn Inc *	2,180	31,174
The Gap Inc	22,050	361,620
The Goodyear Tire & Rubber Co *	2,390	26,911
The Gymboree Corp *	100	3,548
The Home Depot Inc	4,080	96,410
The McGraw-Hill Cos Inc	7,710	232,148
The Men’s Wearhouse Inc	70	1,343
The Ryland Group Inc	1,250	21,000
The Stanley Works	1,570	53,129
The Talbots Inc	1,280	6,912
The Timberland Co ‘A’ *	2,000	26,540
The Walt Disney Co	22,550	526,092
The Warnaco Group Inc *	2,740	88,776
The Washington Post Co ‘B’	100	35,218
Thor Industries Inc	1,880	34,536
Time Warner Cable Inc	14,544	460,608
Time Warner Inc	27,150	683,909
Tractor Supply Co *	120	4,958
TRW Automotive Holdings Corp *	4,610	52,093
UniFirst Corp	70	2,602
Urban Outfitters Inc *	940	19,618
Viacom Inc ‘B’ *	5,780	131,206
WABCO Holdings Inc	3,090	54,693
Warner Music Group Corp *	320	1,872
Whirlpool Corp	240	10,214
Williams-Sonoma Inc	10	119
WMS Industries Inc *	970	30,565
Wolverine World Wide Inc	260	5,736
Wyndham Worldwide Corp	5,290	64,115

		8,620,699

Consumer Staples - 9.7%

Altria Group Inc	9,060	148,493
Bunge Ltd (Bermuda)	310	18,677
Casey’s General Stores Inc	910	23,378
Colgate-Palmolive Co	15,850	1,121,229
CVS Caremark Corp	6,910	220,222
General Mills Inc	13,300	745,066
Herbalife Ltd (Cayman)	1,700	53,618
Kimberly-Clark Corp	610	31,982
Kraft Foods Inc ‘A’	3,870	98,066
Mead Johnson Nutrition Co ‘A’ *	1,000	31,770
PepsiCo Inc	8,430	463,313
Philip Morris International Inc	55,100	2,403,462
Safeway Inc	22,410	456,492
SUPERVALU Inc	1,540	19,943
Sysco Corp	9,910	222,777
The Coca-Cola Co	7,420	356,086
The Kroger Co	10,300	227,115
The Procter & Gamble Co	23,080	1,179,388
Unilever NV ‘NY’ (Netherlands)	11,000	265,980
Wal-Mart Stores Inc	34,350	1,663,914

		9,750,971

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Energy - 12.8%

Anadarko Petroleum Corp	11,210	$508,822
Apache Corp	6,070	437,950
Baker Hughes Inc	8,670	315,935
Bill Barrett Corp *	490	13,455
Chevron Corp	31,720	2,101,450
Cimarex Energy Co	1,340	37,976
Complete Production Services Inc *	2,850	18,126
ConocoPhillips	3,005	126,390
Denbury Resources Inc *	2,300	33,879
Devon Energy Corp	1,590	86,655
Diamond Offshore Drilling Inc	350	29,067
Dresser-Rand Group Inc *	2,650	69,165
Enterprise Products Partners LP	6,200	154,628
Exterran Holdings Inc *	330	5,293
Exxon Mobil Corp	63,740	4,456,063
Halliburton Co	33,910	701,937
Helix Energy Solutions Group Inc *	310	3,370
Hess Corp	4,840	260,150
Key Energy Services Inc *	2,310	13,306
Kinder Morgan Energy Partners LP	2,300	117,576
Marathon Oil Corp	6,200	186,806
Mariner Energy Inc *	410	4,818
Murphy Oil Corp	9,660	524,731
National Oilwell Varco Inc *	4,560	148,930
Noble Corp (Switzerland)	790	23,898
Noble Energy Inc	4,810	283,646
Occidental Petroleum Corp	20,050	1,319,491
Oceaneering International Inc *	1,070	48,364
Oil States International Inc *	1,360	32,926
Overseas Shipholding Group Inc	270	9,191
Parker Drilling Co *	570	2,474
Plains All American Pipeline LP	600	25,530
Plains Exploration & Production Co *	1,600	43,776
Pride International Inc *	2,240	56,134
Schlumberger Ltd (Netherlands)	5,690	307,886
SEACOR Holdings Inc *	440	33,106
Stone Energy Corp *	493	3,658
Superior Energy Services Inc *	520	8,980
Tidewater Inc	1,250	53,588
Transocean Ltd (Switzerland) *	1,000	74,290
Unit Corp *	1,080	29,776
Valero Energy Corp	6,170	104,211
XTO Energy Inc	1,840	70,178

		12,887,581

Financials - 12.3%

Affiliated Managers Group Inc *	380	22,112
Allied World Assurance Co Holdings Ltd (Bermuda)	950	38,788
American Express Co	25,690	597,036
American Financial Group Inc	3,260	70,351
AmeriCredit Corp *	2,770	37,533
Ameriprise Financial Inc	2,460	59,704
Aon Corp	5,400	204,498
Aspen Insurance Holdings Ltd (Bermuda)	2,720	60,765
Assurant Inc	750	18,067
AXIS Capital Holdings Ltd (Bermuda)	1,280	33,510
Bank of America Corp	110,374	1,456,937
Berkshire Hathaway Inc ‘B’ *	67	194,014
BlackRock Inc	1,740	305,231
Brown & Brown Inc	3,860	76,930
Capital One Financial Corp	700	15,316
Cash America International Inc	620	14,502
Cincinnati Financial Corp	1,570	35,089
CIT Group Inc	4,520	9,718
CNA Financial Corp	3,380	52,289
Delphi Financial Group Inc ‘A’	1,500	29,145
Discover Financial Services	37,970	389,952
Eaton Vance Corp	440	11,770
First Horizon National Corp *	1	7
Forest City Enterprises Inc ‘A’	700	4,620
Franklin Resources Inc	6,060	436,381
GAMCO Investors Inc ‘A’	180	8,730
Genworth Financial Inc ‘A’	5,280	36,907
Greenhill & Co Inc	140	10,109
Harleysville Group Inc	190	5,362
HCC Insurance Holdings Inc	1,270	30,493
Hudson City Bancorp Inc	450	5,980
Interactive Brokers Group Inc ‘A’ *	2,500	38,825
Investment Technology Group Inc *	270	5,505
IPC Holdings Ltd (Bermuda)	1,600	43,744
Janus Capital Group Inc	5,060	57,684
Jefferies Group Inc *	150	3,200
Jones Lang LaSalle Inc	30	982
JPMorgan Chase & Co	51,670	1,762,464
Leucadia National Corp *	1,600	33,744
Lincoln National Corp	11,400	196,194
Loews Corp	16,451	450,757
MetLife Inc	5,140	154,251
Morgan Stanley	4,890	139,414
Northern Trust Corp	1,700	91,256
NYSE Euronext	1,590	43,328
Old Republic International Corp	2,100	20,685
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	570	6,663
Pacific Capital Bancorp	400	856
PacWest Bancorp	140	1,842
People’s United Financial Inc	19,300	290,272
PHH Corp *	1,050	19,089
Platinum Underwriters Holdings Ltd (Bermuda)	740	21,157
Popular Inc	6,610	14,542
Protective Life Corp	2,550	29,172
Provident Financial Services Inc	870	7,917
Prudential Financial Inc	10,930	406,815
Regions Financial Corp	63,620	257,025
Reinsurance Group of America Inc	300	10,473
RLI Corp	410	18,368
SEI Investments Co	1,910	34,456
Selective Insurance Group Inc	480	6,130
StanCorp Financial Group Inc	110	3,155
State Auto Financial Corp	160	2,800
State Street Corp	16,000	755,200
T. Rowe Price Group Inc	4,000	166,680
TD Ameritrade Holding Corp *	12,160	213,286
Teton Advisors Inc * + ∆	3	9
The Allstate Corp	10,100	246,440
The Bank of New York Mellon Corp	950	27,844
The Chubb Corp	11,620	463,406
The First American Corp	280	7,255
The Goldman Sachs Group Inc	3,070	452,641
The Hartford Financial Services Group Inc	1,910	22,672
The NASDAQ OMX Group Inc *	1,100	23,441
The Navigators Group Inc *	150	6,665
The Phoenix Cos Inc *	470	785
The Student Loan Corp	180	6,696
The Travelers Cos Inc	18,720	768,269
Torchmark Corp	200	7,408
Transatlantic Holdings Inc	330	14,299
Tree.com Inc *	70	672
U.S. Bancorp	33,450	599,424
United Fire & Casualty Co	40	686
Unitrin Inc	1,260	15,145
Virtus Investment Partners Inc *	105	1,542
W.R. Berkley Corp	3,230	69,348
Waddell & Reed Financial Inc ‘A’	220	5,801
Wells Fargo & Co	1,670	40,514
XL Capital Ltd ‘A’ (Cayman)	4,490	51,455

		12,412,194

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Health Care - 14.1%

Abbott Laboratories	29,150	$1,371,216
Aetna Inc	26,230	657,061
Allergan Inc	6,500	309,270
AMERIGROUP Corp *	2,780	74,643
Amgen Inc *	19,170	1,014,860
Baxter International Inc	1,820	96,387
Becton Dickinson & Co	4,350	310,198
Biogen Idec Inc *	2,940	132,741
Bristol-Myers Squibb Co	15,720	319,273
C.R. Bard Inc	2,040	151,878
Cardinal Health Inc	790	24,134
Celgene Corp *	7,100	339,664
Centene Corp *	370	7,393
CIGNA Corp	4,920	118,523
Coventry Health Care Inc *	2,950	55,194
Eli Lilly & Co	11,990	415,334
Endo Pharmaceuticals Holdings Inc *	2,660	47,667
Facet Biotech Corp *	500	4,645
Forest Laboratories Inc *	4,810	120,779
Gilead Sciences Inc *	4,320	202,349
IMS Health Inc	680	8,636
Inverness Medical Innovations Inc *	730	25,973
Johnson & Johnson	23,590	1,339,912
Kindred Healthcare Inc *	200	2,474
King Pharmaceuticals Inc *	8,680	83,588
Laboratory Corp of America Holdings *	11,300	766,027
Lincare Holdings Inc *	30	706
McKesson Corp	7,460	328,240
Medco Health Solutions Inc *	9,700	442,417
MEDNAX Inc *	90	3,792
Medtronic Inc	4,290	149,678
Merck & Co Inc	52,670	1,472,653
Omnicare Inc	1,580	40,701
Pfizer Inc	71,480	1,072,200
Quest Diagnostics Inc	1,740	98,188
Schering-Plough Corp	6,530	164,034
Sirona Dental Systems Inc *	60	1,199
STERIS Corp	680	17,734
Stryker Corp	9,300	369,582
Thermo Fisher Scientific Inc *	9,220	375,899
UnitedHealth Group Inc	2,420	60,452
Universal Health Services Inc ‘B’	1,410	68,879
Warner Chilcott Ltd ‘A’ (Bermuda) *	160	2,104
Watson Pharmaceuticals Inc *	1,970	66,310
WellCare Health Plans Inc *	310	5,732
WellPoint Inc *	19,570	995,917
Wyeth	3,060	138,893
Zimmer Holdings Inc *	7,890	336,114

		14,211,243

Industrials - 11.1%

3M Co	680	40,868
A.O. Smith Corp	380	12,377
Acuity Brands Inc	2,150	60,307
AGCO Corp *	1,320	38,372
Alexander & Baldwin Inc	660	15,470
AMERCO Inc *	10	371
Arkansas Best Corp	910	23,978
Armstrong World Industries Inc *	1,160	19,128
Baldor Electric Co	2,790	66,374
Barnes Group Inc	420	4,994
BE Aerospace Inc *	540	7,754
Belden Inc	2,910	48,597
Briggs & Stratton Corp	1,040	13,874
Caterpillar Inc	13,290	439,102
Ceradyne Inc *	1,890	33,377
Chart Industries Inc *	50	909
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	2,380	29,512
CIRCOR International Inc	720	16,999
Cooper Industries Ltd ‘A’ (Bermuda)	1,410	43,780
Copart Inc *	1,240	42,991
CoStar Group Inc *	530	21,131
Crane Co	830	18,517
CSX Corp	2,430	84,151
Cummins Inc	4,620	162,670
Danaher Corp	2,700	166,698
Deere & Co	3,900	155,805
Deluxe Corp	80	1,025
Dover Corp	3,340	110,521
EMCOR Group Inc *	960	19,315
Emerson Electric Co	11,500	372,600
EnPro Industries Inc *	80	1,441
Equifax Inc	2,410	62,901
FedEx Corp	2,710	150,730
First Advantage Corp ‘A’ *	280	4,259
Flowserve Corp	300	20,943
Fluor Corp	3,290	168,744
Gardner Denver Inc *	20	503
Genco Shipping & Trading Ltd	520	11,294
General Dynamics Corp	9,600	531,744
General Electric Co	43,100	505,132
Goodrich Corp	2,140	106,936
GrafTech International Ltd *	6,000	67,860
Granite Construction Inc	180	5,990
Harsco Corp	2,490	70,467
Herman Miller Inc	1,050	16,107
Hertz Global Holdings Inc *	8,490	67,835
HNI Corp	2,050	37,023
Honeywell International Inc	14,050	441,170
Hubbell Inc ‘B’	1,190	38,151
IDEX Corp	1,800	44,226
Illinois Tool Works Inc	10,720	400,285
Ingersoll-Rand Co Ltd ‘A’ (Bermuda) *	5,240	109,516
Interface Inc ‘A’	1,900	11,780
Joy Global Inc	1,960	70,011
KBR Inc	3,100	57,164
Kirby Corp *	200	6,358
Korn/Ferry International *	1,080	11,491
L-3 Communications Holdings Inc	2,570	178,307
Lennox International Inc	1,460	46,924
Lincoln Electric Holdings Inc	680	24,507
Lockheed Martin Corp	1,280	103,232
Manpower Inc	2,070	87,644
Monster Worldwide Inc *	310	3,661
Mueller Water Products Inc ‘A’	1,770	6,620
Navistar International Corp *	1,530	66,708
Nordson Corp	1,170	45,232
Norfolk Southern Corp	7,760	292,319
Northrop Grumman Corp	12,680	579,222
Oshkosh Corp	15	218
Owens Corning Inc *	1,210	15,464
PACCAR Inc	3,510	114,110
Pacer International Inc	300	669
Parker-Hannifin Corp	3,210	137,902
Pitney Bowes Inc	3,080	67,544
Precision Castparts Corp	1,430	104,433
Raytheon Co	9,480	421,196
Republic Services Inc	4,700	114,727
Robert Half International Inc	1,520	35,902
Rockwell Automation Inc	1,740	55,889
RR Donnelley & Sons Co	5,140	59,727
Sauer-Danfoss Inc	100	613
SkyWest Inc	2,250	22,950
Spirit AeroSystems Holdings Inc ‘A’ *	630	8,656
Terex Corp *	110	1,328
The Boeing Co	25,520	1,084,600
The Manitowoc Co Inc	700	3,682
The Shaw Group Inc *	1,080	29,603
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
The Timken Co	3,520	$60,122
The Toro Co	1,940	58,006
Thomas & Betts Corp *	1,170	33,731
Titan International Inc	1,810	13,521
Trinity Industries Inc	2,530	34,459
Triumph Group Inc	930	37,200
TrueBlue Inc *	830	6,972
Tutor Perini Corp *	30	521
Tyco International Ltd (Switzerland)	3,535	91,839
Union Pacific Corp	6,620	344,637
United Parcel Service Inc ‘B’	3,300	164,967
United Technologies Corp	24,180	1,256,393
Viad Corp	30	517
Waste Management Inc	4,960	139,674
Watsco Inc	150	7,340
Watts Water Technologies Inc ‘A’	1,720	37,049
WESCO International Inc *	2,770	69,361
Woodward Governor Co	890	17,622

		11,179,148

Information Technology - 18.9%

3Com Corp *	7,400	34,854
Accenture Ltd ‘A’ (Bermuda)	10,660	356,684
Adobe Systems Inc *	7,220	204,326
ADTRAN Inc	1,960	42,081
Advent Software Inc *	50	1,639
Affiliated Computer Services Inc ‘A’ *	350	15,547
Agilent Technologies Inc *	1,720	34,933
Akamai Technologies Inc *	4,820	92,448
Amdocs Ltd (United Kingdom) *	4,620	99,099
Amkor Technology Inc *	4,910	23,224
Amphenol Corp ‘A’	1,310	41,448
Analog Devices Inc	3,780	93,668
Anixter International Inc *	1,210	45,484
ANSYS Inc *	1,650	51,414
Apple Inc *	9,570	1,363,055
Applied Materials Inc	42,760	469,077
Arrow Electronics Inc *	3,730	79,225
Atmel Corp *	4,500	16,785
Autodesk Inc *	4,400	83,512
Avid Technology Inc *	410	5,498
Avnet Inc *	3,100	65,193
Avocent Corp *	2,710	37,832
AVX Corp	1,570	15,590
Broadcom Corp ‘A’ *	8,460	209,723
Broadridge Financial Solutions Inc	3,750	62,175
CA Inc	10,940	190,684
Cabot Microelectronics Corp *	220	6,224
Cadence Design Systems Inc *	1,310	7,729
Check Point Software Technologies Ltd (Israel) *	3,100	72,757
Ciena Corp *	2,380	24,633
Cisco Systems Inc *	122,220	2,278,181
Coherent Inc *	670	13,856
CommScope Inc *	1,090	28,623
Computer Sciences Corp *	2,230	98,789
Corning Inc	20,390	327,463
Cymer Inc *	50	1,486
Dell Inc *	3,940	54,096
Digital River Inc *	420	15,254
Dolby Laboratories Inc ‘A’ *	1,450	54,056
eBay Inc *	28,980	496,427
EMC Corp *	10,320	135,192
Emulex Corp *	5,410	52,910
Entegris Inc *	1,500	4,080
F5 Networks Inc *	1,650	57,074
FactSet Research Systems Inc	1,150	57,350
Fairchild Semiconductor International Inc *	1,760	12,302
Fidelity National Information Services Inc	710	14,172
Fiserv Inc *	1,200	54,840
Gartner Inc *	100	1,526
Google Inc ‘A’ *	1,680	708,271
Harris Corp	1,060	30,062
Hewitt Associates Inc ‘A’ *	4,300	128,054
IAC/ InterActiveCorp *	140	2,247
Ingram Micro Inc ‘A’ *	5,900	103,250
Integrated Device Technology Inc *	4,440	26,818
InterDigital Inc *	1,430	34,949
International Business Machines Corp	15,970	1,667,587
International Rectifier Corp *	800	11,848
Itron Inc *	610	33,593
Jabil Circuit Inc	4,620	34,280
JDS Uniphase Corp *	13,470	77,048
Lawson Software Inc *	1,630	9,095
LSI Corp *	17,220	78,523
Marvell Technology Group Ltd (Bermuda) *	9,010	104,876
MasterCard Inc ‘A’	3,200	535,392
MEMC Electronic Materials Inc *	4,380	78,008
MICROS Systems Inc *	2,700	68,364
Microsemi Corp *	700	9,660
Microsoft Corp	119,890	2,849,785
Molex Inc	4,350	67,643
National Instruments Corp	930	20,981
National Semiconductor Corp	3,770	47,314
Net 1 U.E.P.S. Technologies Inc *	1,780	24,190
Nuance Communications Inc *	2,020	24,422
NVIDIA Corp *	6,930	78,240
ON Semiconductor Corp *	20	137
Open Text Corp (Canada) *	910	33,142
Oracle Corp	11,359	243,310
Parametric Technology Corp *	3,900	45,591
Paychex Inc	12,700	320,040
Perot Systems Corp ‘A’ *	3,820	54,741
Plexus Corp *	310	6,343
Progress Software Corp *	490	10,373
QLogic Corp *	3,510	44,507
QUALCOMM Inc	19,200	867,840
Quest Software Inc *	890	12,407
Rofin-Sinar Technologies Inc *	470	9,405
SanDisk Corp *	4,200	61,698
Sapient Corp *	1,370	8,617
Semtech Corp *	50	796
Silicon Laboratories Inc *	390	14,797
Skyworks Solutions Inc *	4,200	41,076
Sohu.com Inc *	1,070	67,228
Solera Holdings Inc *	310	7,874
Sun Microsystems Inc *	7,260	66,937
Sybase Inc *	1,890	59,233
Symantec Corp *	29,460	458,398
Synaptics Inc *	2,700	104,355
Synopsys Inc *	3,320	64,773
Take-Two Interactive Software Inc *	1,530	14,489
Tech Data Corp *	460	15,047
Tellabs Inc *	13,370	76,610
Teradata Corp *	1,110	26,007
Teradyne Inc *	2,520	17,287
Texas Instruments Inc	40,500	862,650
The Western Union Co	18,570	304,548
THQ Inc *	100	716
Total System Services Inc	1,210	16,202
Trimble Navigation Ltd *	3,270	64,190
Unisys Corp *	580	876
ValueClick Inc *	4,950	52,074
VeriSign Inc *	280	5,174
Vishay Intertechnology Inc *	8,460	57,443
Western Digital Corp *	3,660	96,990
Xerox Corp	23,470	152,086
Xilinx Inc	8,380	171,455
Zebra Technologies Corp ‘A’ *	190	4,495

		19,000,675

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Materials - 3.7%

Air Products & Chemicals Inc	1,100	$71,049
AK Steel Holding Corp	320	6,141
Alcoa Inc	10,760	111,151
Allegheny Technologies Inc	1,330	46,457
Ashland Inc	1,912	53,632
Carpenter Technology Corp	2,950	61,389
CF Industries Holdings Inc	1,100	81,554
Cliffs Natural Resources Inc	320	7,830
Commercial Metals Co	3,330	53,380
Cytec Industries Inc	40	745
Domtar Corp *	1,855	30,756
E.I. du Pont de Nemours & Co	1,050	26,901
Eastman Chemical Co	1,420	53,818
Ferro Corp	1,220	3,355
Freeport-McMoRan Copper & Gold Inc	4,950	248,044
H.B. Fuller Co	630	11,831
Kaiser Aluminum Corp	180	6,464
MeadWestvaco Corp	1,810	29,702
Monsanto Co	6,920	514,433
Nalco Holding Co	1,200	20,208
NewMarket Corp	360	24,239
Nucor Corp	10,230	454,519
Owens-Illinois Inc *	3,470	97,195
Praxair Inc	2,700	191,889
Reliance Steel & Aluminum Co	2,730	104,805
Rockwood Holdings Inc *	980	14,347
RPM International Inc	2,410	33,836
Schnitzer Steel Industries Inc ‘A’	1,430	75,590
Sealed Air Corp	5,000	92,250
Sonoco Products Co	2,250	53,888
Southern Copper Corp	26,220	535,937
Temple-Inland Inc	630	8,266
Terra Industries Inc	2,900	70,238
The Dow Chemical Co	2,510	40,511
The Mosaic Co	7,630	338,009
The Valspar Corp	2,480	55,874
United States Steel Corp	2,320	82,917
Valhi Inc	170	1,263
Westlake Chemical Corp	870	17,739
Worthington Industries Inc	2,140	27,371

		3,759,523

Telecommunication Services - 2.4%

America Movil SAB de CV ‘L’ ADR (Mexico)	2,000	77,440
AT&T Inc	23,363	580,337
Centennial Communications Corp *	1,600	13,376
Embarq Corp	2,300	96,738
NII Holdings Inc *	2,750	52,443
NTELOS Holdings Corp	450	8,289
Premiere Global Services Inc *	1,010	10,948
Qwest Communication International Inc	23,720	98,438
Sprint Nextel Corp *	66,720	320,923
Syniverse Holdings Inc *	2,270	36,388
tw telecom Inc *	3,800	39,026
Verizon Communications Inc	33,360	1,025,153
Windstream Corp	7,790	65,124

		2,424,623

Utilities - 1.2%

American Electric Power Co Inc	5,950	171,895
Duke Energy Corp	21,190	309,162
Exelon Corp	320	16,387
Integrys Energy Group Inc	530	15,895
PG&E Corp	2,380	91,487
Public Service Enterprise Group Inc	5,600	182,728
RRI Energy Inc *	2,520	12,625
Sempra Energy	900	44,667
The AES Corp *	22,300	258,903
Wisconsin Energy Corp	2,400	97,704

		1,201,453

Total Common Stocks (Cost $100,134,467)		95,448,110

EXCHANGE-TRADED FUND - 0.7%

Standard & Poor’s Depositary Receipts Trust I	7,600	698,592

Total Exchange-Traded Fund (Cost $704,106)		698,592

TOTAL INVESTMENTS - 95.5% (Cost $100,838,573)		96,146,702

OTHER ASSETS & LIABILITIES, NET - 4.5%		4,570,131

NET ASSETS - 100.0%		$100,716,833

Notes to Schedule of Investments

(a)	A security with a total aggregate market value of $9 or less than 0.1% of the net assets was valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(b)	Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 6.9%

Brazil - 6.9%

All America Latina Logistica SA	28,000	$171,901
Cia de Bebidas das Americas ADR	3,700	239,871
Itau Unibanco Holding SA ADR	3,100	49,073
Lojas Americanas SA	119,940	557,006
Net Servicos de Comunicacao SA *	27,408	267,156
Petroleo Brasileiro SA ADR	23,800	793,968
Vale SA ADR	26,300	403,705

		2,482,680

Total Preferred Stocks (Cost $2,099,867)		2,482,680

COMMON STOCKS - 86.3%

Argentina - 0.0%

IRSA Inversiones y Representaciones SA GDR *	1,500	7,185

Bermuda - 0.8%

Credicorp Ltd	3,300	192,060
Shangri-La Asia Ltd +	70,000	103,388

		295,448

Brazil - 4.9%

B2W Cia Global do Varejo	13,000	242,154
BM&F BOVESPA SA	85,216	508,817
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,000	120,031
Diagnosticos da America SA *	4,800	84,511
Embraer-Empresa Brasileira de Aeronautica SA ADR	15,900	263,304
Natura Cosmeticos SA	41,800	546,099

		1,764,916

Canada - 0.2%

Equinox Minerals Ltd *	7,700	17,808
First Quantum Minerals Ltd	400	19,344
Niko Resources Ltd	600	41,267

		78,419

Cayman - 2.8%

Baidu Inc ADR *	300	90,327
NetEase.com *	900	31,662
SINA Corp *	14,900	439,252
Tencent Holdings Ltd +	37,400	433,937

		995,178

Chile - 2.7%

Banco Santander Chile SA	5,599,700	250,976
Cencosud SA	250,600	655,578
SACI Falabella SA	1,800	7,116
Sociedad Quimica y Minera de Chile SA ADR	1,700	61,523

		975,193

China - 1.6%
China Shenhua Energy Co Ltd ‘H’ +	94,000	343,418
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ +	164,190	140,737
Travelsky Technology Ltd ‘H’ +	156,000	86,272

		570,427

Colombia - 0.7%

Almacenes Exito SA GDR ~	5,000	32,882
BanColombia SA ADR	7,400	225,700

		258,582

Denmark - 1.3%

Carlsberg AS ‘B’ +	7,100	455,468

Egypt - 3.6%

Commercial International Bank +	37,733	329,166
Eastern Tobacco Co SAE	4,418	88,739
Egyptian Financial Group-Hermes Holding +	50,355	203,494
Orascom Construction Industries +	900	30,549
Orascom Telecom Holding SAE * +	122,969	653,889

		1,305,837

Hong Kong - 9.5%

China Mobile Ltd +	35,000	350,434
China Resources Enterprise Ltd +	211,000	420,961
China Unicom Hong Kong Ltd +	473,000	628,914
CNOOC Ltd +	398,000	490,277
Hang Lung Properties Ltd +	111,000	365,527
Hong Kong Exchanges & Clearing Ltd +	54,000	834,651
Television Broadcasts Ltd +	80,000	320,395

		3,411,159

India - 12.6%

ABB Ltd India +	5,000	80,971
Cairn India Ltd * +	7,800	37,801
Colgate Palmolive India Ltd +	2,000	25,215
Divi’s Laboratories Ltd +	8,202	190,097
HDFC Bank Ltd ADR	9,400	969,422
Hindustan Unilever Ltd +	8,741	48,650
Housing Development Finance Corp * +	13,400	654,105
Infosys Technologies Ltd +	48,700	1,800,924
ITC Ltd +	14,900	59,234
Tata Consultancy Services Ltd +	33,036	268,353
Zee Entertainment Enterprises Ltd +	101,200	372,670

		4,507,442

Indonesia - 3.0%

P.T. Astra International Tbk +	118,400	274,904
P.T. Bank Central Asia Tbk +	514,500	176,351
P.T. Telekomunikasi Indonesia Tbk +	756,400	559,962
P.T. Unilever Indonesia Tbk +	76,500	69,129

		1,080,346

Luxembourg - 1.6%

Oriflame Cosmetics SA SDR +	5,200	226,694
Tenaris SA ADR	12,800	346,112

		572,806

Mexico - 6.6%

America Movil SAB de CV ‘L’ ADR	13,100	507,232
Corporacion GEO SAB de CV ‘B’ *	35,400	68,390
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	30,800	15,507
Fomento Economico Mexicano SAB de CV	123,600	398,632
Fomento Economico Mexicano SAB de CV ADR	4,150	133,796
Grupo Modelo SAB de CV ‘C’ *	59,800	213,619
Grupo Televisa SA ADR	33,600	571,200
SARE Holding SAB de CV ‘B’ *	181,118	55,292
Wal-Mart de Mexico SAB de CV ‘V’	139,536	413,789

		2,377,457

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Shares	Value
Norway - 0.6%

Det Norske Oljeselskap International ASA * +	179,568	$224,963

Philippines - 2.4%

Jollibee Foods Corp +	141,600	143,880
Philippine Long Distance Telephone Co +	1,000	49,586
SM Prime Holdings Inc +	3,516,059	649,117

		842,583

Portugal - 0.4%
Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	21,700	148,015

Russia - 5.2%

Gazprom OAO ADR +	35,300	716,811
Magnit OAO +	19,500	727,531
MMC Norilsk Nickel JSC ADR *	8,900	80,990
NovaTek OAO GDR (OTC) ~	8,300	332,000
NovaTek OAO GDR (LI) +	400	19,061

		1,876,393

South Africa - 5.0%

Adcock Ingram Holdings Ltd +	6,871	38,036
Anglo Platinum Ltd +	4,700	332,941
Impala Platinum Holdings Ltd +	13,300	294,295
JSE Ltd +	3,400	21,385
MTN Group Ltd +	24,600	377,817
Standard Bank Group Ltd +	48,734	560,648
Tiger Brands Ltd +	9,871	184,452

		1,809,574

South Korea - 4.6%

GS Engineering & Construction Corp +	1,202	69,338
Hyundai Engineering & Construction Co Ltd +	4,956	206,560
Mirae Asset Securities Co Ltd +	5,621	304,453
NHN Corp * +	3,938	542,829
Shinsegae Co Ltd +	1,291	510,171

		1,633,351

Taiwan - 6.0%

Epistar Corp +	124,000	333,079
HTC Corp +	9,000	126,468
MediaTek Inc +	67,391	800,096
President Chain Store Corp +	53,000	135,488
Synnex Technology International Corp +	29,569	47,983
Taiwan Semiconductor Manufacturing Co Ltd +	440,000	722,128

		2,165,242

Thailand - 0.1%

Kiatnakin Bank PCL	94,800	45,216

Turkey - 5.5%

Aksigorta AS +	30,300	78,453
Anadolu Efes Biracilik Ve Malt Sanayii AS +	29,765	267,553
BIM Birlesik Magazalar AS +	3,100	108,157
Enka Insaat ve Sanayi AS +	121,550	375,478
Haci Omer Sabanci Holding AS +	79,958	212,243
Turkcell Iletisim Hizmetleri AS +	131,700	728,128
Yapi ve Kredi Bankasi AS * +	143,212	209,569

		1,979,581

United Kingdom - 4.2%

Anglo American PLC +	22,600	660,803
SABMiller PLC +	35,810	731,165
Tullow Oil PLC +	6,800	105,318

		1,497,286

United States - 0.4%

Sohu.com Inc *	2,100	131,943

Total Common Stocks (Cost $25,518,564)		31,010,010

SHORT-TERM INVESTMENTS - 4.4%

Money Market Funds - 4.4%

BlackRock Liquidity Funds Institutional TempCash	783,482	783,482
BlackRock Liquidity Funds Institutional TempFund	783,482	783,482

Total Short-Term Investments (Cost $1,566,964)		1,566,964

TOTAL INVESTMENTS - 97.6% (Cost $29,185,395)		35,059,654

OTHER ASSETS & LIABILITIES, NET - 2.4%		852,170

NET ASSETS - 100.0%		$35,911,824

Notes to Schedule of Investments
(a)	As of June 30, 2009, the Fund was diversified as a percentage of net assets as follows:

Financials	19.1%
Consumer Staples	17.9%
Information Technology	16.3%
Telecommunication Services	10.7%
Consumer Discretionary	9.8%
Energy	9.6%
Materials	5.2%
Short-Term Investments	4.4%
Industrials	3.7%
Health Care	0.9%

97.6%
Other Assets & Liabilities, Net	2.4%

100.0%

(b)	Securities with a total aggregate market value of $22,800,535 or 63.5% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae	8,000	$10,720

Total Preferred Stocks (Cost $200,000)		10,720

CONVERTIBLE PREFERRED STOCKS - 1.5%

Financials - 1.5%

American International Group Inc 8.500%	8,300	79,016
Lehman Brothers Holdings Inc 8.750% Ω	1,500	1,200
Wells Fargo & Co 7.500%	3,000	2,354,910

		2,435,126

Total Convertible Preferred Stocks (Cost $3,661,903)		2,435,126

	Principal
	Amount
CORPORATE BONDS & NOTES - 27.7%

Consumer Discretionary - 0.0%

General Motors Corp
8.375% due 07/05/33 Ω	EUR	200,000	33,528

Consumer Staples - 0.8%

Kraft Foods Inc
6.125% due 02/01/18		$700,000	724,949
6.875% due 02/01/38		100,000	105,983
Reynolds American Inc
7.625% due 06/01/16		100,000	100,437
Wal-Mart Stores Inc
5.800% due 02/15/18		200,000	218,241
6.500% due 08/15/37		100,000	111,971

			1,261,581

Energy - 1.0%

Colorado Interstate Gas Co
6.800% due 11/15/15		200,000	206,436
Enterprise Products Operating LLC
4.625% due 10/15/09		100,000	100,301
Gaz Capital SA (Russia)
8.146% due 04/11/18 ~		500,000	457,500
NGPL PipeCo LLC
7.119% due 12/15/17 ~		500,000	524,867
7.768% due 12/15/37 ~		200,000	218,934
The Williams Cos Inc
6.375% due 10/01/10 ~		100,000	100,019

			1,608,057

Financials - 22.8%

American Express Bank FSB
5.500% due 04/16/13		600,000	589,514
American Express Centurion Bank
6.000% due 09/13/17		1,200,000	1,096,322
American General Finance Corp
4.875% due 05/15/10		600,000	504,913
American International Group Inc
5.850% due 01/16/18		800,000	423,833
ANZ National International Ltd (New Zealand)
6.200% due 07/19/13 ~		300,000	309,413
Bank of America Corp
4.875% due 01/15/13		100,000	98,908
5.650% due 05/01/18		700,000	619,576
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12		800,000	839,772
6.050% due 12/04/17 ~		2,700,000	2,345,047
10.179% due 06/12/21 ~ Δ		720,000	769,506
CIT Group Inc
1.322% due 04/27/11 §		500,000	354,185
Citigroup Capital XXI
8.300% due 12/21/77 §		2,000,000	1,562,056
Citigroup Inc
2.125% due 04/30/12		500,000	502,628
5.500% due 04/11/13		700,000	656,834
5.625% due 08/27/12		50,000	46,858
5.875% due 05/29/37		200,000	156,554
Deutsche Bank AG (Germany)
6.000% due 09/01/17		900,000	919,572
Dexia Credit Local (France)
1.262% due 09/23/11 ~ §		500,000	498,704
Ford Motor Credit Co LLC
7.250% due 10/25/11		100,000	86,543
7.800% due 06/01/12		300,000	258,339
9.750% due 09/15/10		100,000	95,815
General Electric Capital Corp
0.953% due 08/15/11 §		400,000	378,959
2.250% due 03/12/12		1,000,000	1,009,608
5.875% due 01/14/38		900,000	713,537
6.875% due 01/10/39		200,000	180,341
General Motors Acceptance Corp LLC
6.625% due 05/15/12		300,000	244,446
7.000% due 02/01/12		600,000	498,322
HCP Inc
5.950% due 09/15/11		900,000	881,401
JPMorgan Chase & Co
2.200% due 06/15/12		200,000	201,207
7.900% § ±		300,000	263,259
KeyBank NA
7.000% due 02/01/11		400,000	407,372
Keycorp
1.444% due 11/22/10 §	EUR	500,000	630,375
LeasePlan Corp (Netherlands)
3.125% due 02/10/12		300,000	426,887
Lehman Brothers Holdings Inc
2.851% due 12/23/08 Ω		$500,000	76,250
5.625% due 01/24/13 Ω		1,200,000	187,500
6.750% due 12/28/17 Ω		500,000	50
6.875% due 05/02/18 Ω		100,000	16,500
Merrill Lynch & Co Inc
1.534% due 02/08/10 §	EUR	100,000	137,943
6.875% due 04/25/18		$900,000	834,334
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		300,000	305,486
Morgan Stanley
0.550% due 04/19/12 §		100,000	89,573
5.950% due 12/28/17		1,900,000	1,826,141
Nykredit Realkredit AS (Denmark)
5.000% due 10/01/38 §	DKK	899,099	157,600
5.000% due 10/01/38 §		766,687	136,701
Principal Life Income Funding Trusts
5.300% due 04/24/13		$100,000	99,889
Realkredit Danmark AS (Denmark)
4.100% due 01/01/38 §	DKK	2,384,963	421,062
4.100% due 10/01/38 §		859,034	152,891
Regions Bank/Birmingham AL
7.500% due 05/15/18 ~		$300,000	264,793
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Regions Financial Corp
0.774% due 06/26/12 §	$900,000	$708,437
Santander Perpetual SA Unipersonal (Spain)
6.671% ~ § ±	200,000	148,216
Santander US Debt SA Unipersonal (Spain)
0.697% due 11/20/09 ~ §	500,000	496,897
SLM Corp
0.829% due 03/15/11 §	600,000	514,917
1.322% due 10/25/11 §	900,000	729,618
Societe de Financement (France)
3.375% due 05/05/14 ~	200,000	200,792
Societe de Financement de l’Economie Francaise (France)
2.125% due 05/20/12	300,000	420,521
The Bear Stearns Cos Inc
0.854% due 11/28/11 §	2,500,000	2,440,833
6.400% due 10/02/17	400,000	401,345
The Goldman Sachs Group Inc
1.187% due 02/06/12 §	200,000	191,102
6.250% due 09/01/17	1,100,000	1,090,086
6.750% due 10/01/37	1,200,000	1,068,666
The Royal Bank of Scotland Group PLC (United Kingdom)
1.320% due 04/08/11 ~ §	400,000	399,624
2.625% due 05/11/12 ~	100,000	100,809
3.000% due 12/09/11 ~	800,000	817,357
7.640% § ±	500,000	202,722
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~	100,000	96,397
UBS AG (Switzerland)
5.875% due 12/20/17	700,000	652,940
Wachovia Corp
1.218% due 08/01/13 §	300,000	269,593
1.261% due 10/15/11 §	600,000	570,217
Wells Fargo Co
7.980% § ±	1,700,000	1,413,071

		36,211,479

Health Care - 0.6%

Roche Holdings Inc
7.000% due 03/01/39 ~	400,000	464,676
UnitedHealth Group Inc
6.000% due 02/15/18	400,000	384,522
6.875% due 02/15/38	100,000	92,725

		941,923

Materials - 0.4%

C10 Capital SPV Ltd (United Kingdom)
6.722% § ±	300,000	153,791
Codelco Inc (Chile)
6.150% due 10/24/36 ~	200,000	196,833
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17	200,000	202,629

		553,253

Telecommunication Services - 1.7%

AT&T Inc
4.125% due 09/15/09	100,000	100,510
6.300% due 01/15/38	200,000	193,676
BellSouth Corp
4.950% due 04/26/10 ~	900,000	919,691
Verizon Wireless Capital LLC
5.250% due 02/01/12 ~	1,300,000	1,372,149

		2,586,026

Utilities - 0.4%

Electricite de France (France)
5.500% due 01/26/14 ~	200,000	215,613
6.500% due 01/26/19 ~	200,000	219,409
6.950% due 01/26/39 ~	200,000	225,292

		660,314

Total Corporate Bonds & Notes (Cost $47,496,749)		43,856,161

SENIOR LOAN NOTES - 0.0%

Health Care - 0.0%

HCA Inc Term B
2.848% due 11/18/13 §	49,047	44,419

Total Senior Loan Notes (Cost $47,933)		44,419

MORTGAGE-BACKED SECURITIES - 74.5%

Collateralized Mortgage Obligations - Commercial - 2.7%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §	100,000	83,326
5.700% due 10/11/17 “	200,000	159,423
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “	200,000	146,388
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	900,000	632,520
5.658% due 03/15/39 “ §	100,000	71,779
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	400,000	319,933
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §	600,000	460,621
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/21 ~ “ §	43,524	38,547
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “	500,000	346,307
Morgan Stanley Capital I
5.731% due 07/12/44 “ §	1,700,000	1,399,875
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/21 ~ “ §	398,448	287,154
5.342% due 12/15/43 “	600,000	396,351

		4,342,224

Collateralized Mortgage Obligations - Residential - 11.9%

Adjustable Rate Mortgage Trust
4.577% due 05/25/35 “ §	78,735	68,474
Banc of America Funding Corp
3.678% due 05/25/35 “ §	226,337	192,134
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §	139,262	120,959
5.000% due 05/25/34 “	77,289	75,869
Bear Stearns Adjustable Rate Mortgage Trust
3.954% due 03/25/35 “ §	262,109	225,250
4.537% due 08/25/33 “ §	336,615	295,935
4.550% due 08/25/35 “ §	105,297	93,019
4.625% due 10/25/35 “ §	588,497	466,657
4.730% due 10/25/35 “ §	106,133	102,393
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
Bear Stearns Alt-A Trust
5.360% due 05/25/35 “ §	$79,323	$51,407
5.491% due 09/25/35 “ §	93,880	51,013
5.677% due 11/25/36 “ §	124,382	63,310
Chevy Chase Mortgage Funding Corp
0.564% due 08/25/35 ~ “ §	104,680	67,937
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	122,363	97,444
4.700% due 12/25/35 “ §	202,732	163,791
Countrywide Alternative Loan Trust
5.246% due 06/25/37 “ §	468,431	219,130
Countrywide Home Loan Mortgage
Pass-Through Trust
0.634% due 03/25/35 “ §	44,516	20,321
0.654% due 06/25/35 ~ “ §	236,276	171,721
CS First Boston Mortgage Securities Corp
1.048% due 03/25/32 ~ “ §	10,093	7,641
6.000% due 11/25/35 “	160,294	137,480
Downey Saving and Loan Association Mortgage Loan Trust
0.493% due 04/19/48 “ §	693,306	118,827
Fannie Mae
0.514% due 10/27/37 “ §	3,400,000	3,096,125
1.625% due 11/25/23 “ §	475,363	480,578
4.250% due 07/25/17 “	259,915	268,778
4.500% due 04/25/17 “	218,690	224,891
4.500% due 10/25/17 “	268,765	278,134
5.000% due 01/25/17 “	194,529	200,155
5.000% due 07/25/19 “	2,187	2,198
5.500% due 09/25/24 “	212,782	214,523
6.000% due 03/25/31 “	1,579,629	1,652,970
Freddie Mac
2.539% due 10/25/44 “ §	69,131	68,070
2.740% due 07/25/44 “ §	372,060	368,484
4.000% due 10/15/23 “	87,078	87,261
4.500% due 06/15/17 “	316,694	326,855
4.500% due 10/15/19 “	237,955	244,184
5.000% due 09/15/16 “	2,164	2,168
5.000% due 04/15/18 “	664,374	689,563
5.000% due 11/15/24 “	123,592	126,396
5.000% due 05/15/26 “	240,349	247,742
5.000% due 11/15/26 “	292,480	299,973
5.000% due 09/15/27 “	1,536,066	1,570,984
5.000% due 12/15/27 “	1,621,090	1,674,925
5.000% due 04/15/30 “	301,517	310,283
5.500% due 03/15/17 “	52,189	54,402
8.000% due 04/15/30 “	464,370	500,267
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	57,487	57,658
Harborview Mortgage Loan Trust
0.403% due 01/19/38 “ §	90,810	83,947
0.483% due 12/19/36 “ §	948,984	393,206
0.503% due 01/19/38 “ §	286,039	122,279
0.533% due 05/19/35 “ §	48,035	21,543
JPMorgan Mortgage Trust
5.012% due 02/25/35 “ §	106,369	93,094
Mellon Residential Funding Corp
0.799% due 06/15/30 “ §	19,143	15,937
Merrill Lynch Floating Trust
0.859% due 07/09/21 ~ “ §	500,000	450,441
Merrill Lynch Mortgage Investors Inc
0.524% due 02/25/36 “ §	58,967	31,857
Residential Accredit Loans Inc
0.494% due 06/25/46 “ §	139,798	53,892
6.000% due 06/25/36 “	450,654	238,594
Residential Asset Securitization Trust
0.714% due 05/25/33 “ §	33,385	28,585
Structured Asset Mortgage Investments Inc
0.534% due 05/25/36 “ §	286,408	113,710
Structured Asset Securities Corp
4.101% due 08/25/32 “ §	31,449	27,700
4.400% due 10/25/35 ~ “ §	143,976	99,143
5.000% due 12/25/34 “	39,666	38,122
Washington Mutual Mortgage Pass-Through Certificates
0.624% due 01/25/45 “ §	41,475	19,340
0.634% due 01/25/45 “ §	40,211	20,281
0.854% due 12/25/27 “ §	107,136	80,153
2.630% due 02/27/34 “ §	13,955	11,438
2.740% due 08/25/42 “ §	7,087	4,491
2.880% due 09/25/46 “ §	134,755	61,112
Wells Fargo Mortgage-Backed Securities Trust
3.536% due 12/25/34 “ §	222,099	204,837
4.046% due 07/25/35 “ §	284,624	257,449
4.500% due 11/25/18 “	173,455	167,777
5.242% due 04/25/36 “ §	334,811	264,225
5.511% due 08/25/36 “ §	85,871	64,305

		18,825,737

Fannie Mae - 48.8%

2.638% due 10/01/44 “ §	67,536	66,768
4.287% due 11/01/34 “ §	276,743	283,370
4.647% due 12/01/36 “ §	29,983	30,167
4.708% due 09/01/35 “ §	311,766	315,694
5.000% due 08/01/20 “	1,052,141	1,096,298
5.000% due 06/01/35 “	936,997	958,043
5.000% due 08/01/35 “	377,629	385,875
5.000% due 11/01/35 “	56,197	57,424
5.000% due 03/01/36 “	1,437,929	1,469,328
5.000% due 04/01/36 “	481,734	492,555
5.079% due 11/01/32 “ §	361,766	371,908
5.469% due 06/01/37 “ §	1,975,480	2,050,519
5.493% due 12/01/35 “ §	155,027	161,122
5.500% due 12/01/14 “	26,210	27,662
5.500% due 12/01/20 “	54,142	56,939
5.500% due 07/01/21 “	52,917	55,502
5.500% due 08/01/21 “	633,472	664,413
5.500% due 10/01/21 “	662,346	696,560
5.500% due 12/01/21 “	172,329	180,746
5.500% due 04/01/22 “	677,013	709,552
5.500% due 05/01/22 “	1,570,777	1,646,272
5.500% due 05/01/22 “	503,031	527,208
5.500% due 07/01/22 “	156,162	163,667
5.500% due 06/01/23 “	414,763	434,674
5.500% due 06/01/23 “	123,503	128,585
5.500% due 09/01/23 “	1,006,353	1,054,664
5.500% due 02/01/24 “	114,860	119,586
5.500% due 02/01/33 “	281,408	292,309
5.500% due 08/01/33 “	10,037	10,416
5.500% due 01/01/34 “	56,232	58,358
5.500% due 02/01/34 “	246,049	255,351
5.500% due 03/01/34 “	33,418	34,661
5.500% due 04/01/34 “	14,683	15,238
5.500% due 03/01/37 “	452,637	467,980
5.500% due 05/01/37 “	183,571	189,793
5.500% due 05/01/37 “	305,701	316,063
5.500% due 06/01/37 “	21,648	22,382
5.500% due 08/01/37 “	125,652	130,206
5.500% due 08/01/37 “	4,454,856	4,616,301
5.500% due 09/01/37 “	585,858	605,717
5.500% due 11/01/37 “	78,711	81,379
5.500% due 02/01/38 “	1,405,778	1,454,308
5.500% due 03/01/38 “	802,475	829,631
5.500% due 06/01/38 “	1,746,260	1,805,354
5.500% due 06/01/38 “	1,868,545	1,931,777
5.500% due 06/01/38 “	1,340,929	1,386,382
5.500% due 06/01/38 “	3,609,121	3,733,713
5.500% due 07/01/38 “	28,333	29,291
5.500% due 07/01/38 “	837,113	865,441
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
5.500% due 07/15/38 “	$7,200,000	$7,430,623
5.500% due 09/01/38 “	415,594	429,681
5.500% due 09/01/38 “	188,595	194,978
5.500% due 09/01/38 “	3,999,999	4,135,360
5.500% due 09/01/38 “	2,238,070	2,313,933
5.500% due 11/01/38 “	853,962	882,860
5.500% due 11/13/38 “	241,249	250,218
5.500% due 11/13/38 “	278,294	288,815
5.500% due 12/01/38 “	7,000,005	7,236,887
6.000% due 09/01/22 “	82,321	87,100
6.000% due 01/01/23 “	62,323	65,900
6.000% due 02/01/33 “	94,090	99,223
6.000% due 12/01/35 “	129,398	135,769
6.000% due 06/01/36 “	318,562	333,749
6.000% due 06/01/36 “	32,169	33,702
6.000% due 07/01/36 “	37,831	39,635
6.000% due 08/01/36 “	21,107	22,114
6.000% due 09/01/36 “	696,166	729,356
6.000% due 09/01/36 “	124,442	130,375
6.000% due 09/01/36 “	89,260	93,515
6.000% due 10/01/36 “	43,074	45,128
6.000% due 10/01/36 “	892,294	934,834
6.000% due 11/01/36 “	61,580	64,516
6.000% due 12/01/36 “	325,355	340,866
6.000% due 03/01/37 “	58,332	61,058
6.000% due 04/01/37 “	35,906	37,584
6.000% due 06/01/37 “	23,718	24,827
6.000% due 07/01/37 “	52,020	54,451
6.000% due 07/01/37 “	38,678	40,522
6.000% due 09/01/37 “	785,598	822,316
6.000% due 09/01/37 “	24,117	25,244
6.000% due 09/01/37 “	2,859,604	2,993,257
6.000% due 11/01/37 “	29,092	30,452
6.000% due 12/01/37 “	513,334	537,326
6.000% due 02/01/38 “	29,734	31,117
6.000% due 07/15/38 “	12,500,000	13,064,450
6.500% due 03/01/17 “	82,231	87,168

		77,466,061

Freddie Mac - 8.7%

4.333% due 11/01/31 “ §	9,630	9,717
4.697% due 06/01/35 “ §	614,850	633,102
4.738% due 09/01/35 “ §	297,359	308,165
4.826% due 04/01/32 “ §	30,295	30,596
5.294% due 09/01/35 “ §	278,985	289,166
5.500% due 03/01/23 “	55,219	57,470
5.500% due 04/01/38 “	418,538	432,725
5.500% due 07/15/38 “	11,000,000	11,352,341
5.500% due 08/19/38 “	384,125	397,146
6.000% due 12/01/22 “	69,016	72,845
6.000% due 03/01/23 “	155,891	164,440

		13,747,713

Government National Mortgage Association - 2.4%

6.500% due 11/15/36 “	83,205	88,448
6.500% due 08/15/37 “	107,221	113,927
6.500% due 07/15/38 “	613,173	651,233
6.500% due 10/15/38 “	492,694	523,275
6.500% due 10/15/38 “	2,323,709	2,467,942

		3,844,825

Total Mortgage-Backed Securities (Cost $119,915,285)		118,226,560

ASSET-BACKED SECURITIES - 2.0%

Argent Securities Inc
0.364% due 10/25/36 “ §	10,340	10,165
Asset Backed Funding Certificates
0.374% due 10/25/36 “ §	13,033	12,814
0.664% due 06/25/34 “ §	138,554	68,058
Bear Stearns Asset Backed Securities Trust
4.902% due 10/25/36 “ §	228,945	128,787
Carrington Mortgage Loan Trust
0.474% due 01/25/36 “ §	179,535	170,250
Citibank Omni Master Trust
1.415% due 12/23/13 ~ “ §	1,700,000	1,697,413
JPMorgan Mortgage Acquisition Corp
0.364% due 07/25/36 “ §	58,070	55,047
Lehman XS Trust
0.434% due 11/25/36 “ §	31,443	30,718
Long Beach Mortgage Loan Trust
0.594% due 10/25/34 “ §	18,554	11,876
Park Place Securities Inc
0.574% due 09/25/35 “ §	138,718	88,333
Residential Asset Securities Corp
0.384% due 11/25/36 “ §	30,359	29,761
Saxon Asset Securities Trust
0.374% due 11/25/36 “ §	30,197	29,061
SBI Heloc Trust
0.484% due 08/25/36 ~ “ §	80,573	70,950
Securitized Asset-Backed Receivables LLC Trust
0.364% due 09/25/36 “ §	44,419	39,051
0.444% due 05/25/37 “ §	297,019	185,352
SLC Student Loan Trust
0.863% due 02/15/15 “ §	134,617	134,436
SLM Student Loan Trust
1.092% due 10/25/16 “ §	247,216	246,368
Small Business Administration
4.754% due 08/10/14 “	78,489	81,096
Structured Asset Securities Corp
0.364% due 10/25/36 “ §	81,574	74,530
Wells Fargo Home Equity Trust
0.364% due 01/25/37 “ §	15,523	15,306

Total Asset-Backed Securities (Cost $3,555,923)		3,179,372

U.S. GOVERNMENT AGENCY ISSUES - 7.9%

Fannie Mae
1.375% due 04/28/11	3,000,000	3,009,114
Federal Home Loan Banks
3.375% due 06/24/11	100,000	103,784
Freddie Mac
0.926% due 05/04/11 §	5,700,000	5,714,689
0.937% due 08/05/11 §	100,000	100,036
1.125% due 06/01/11	1,000,000	998,732
1.211% due 04/07/11 §	400,000	401,302
1.625% due 04/26/11	1,800,000	1,814,841
4.875% due 06/13/18	100,000	107,810
5.000% due 12/14/18	200,000	190,231
5.250% due 07/18/11	100,000	107,963

Total U.S. Government Agency Issues (Cost $12,230,838)		12,548,502

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 0.6%

Export-Import Bank of Korea (South Korea)
1.386% due 10/04/11 ~ §	$800,000	$802,092
Republic of Panama (Panama)
9.375% due 04/01/29	40,000	50,400
United Mexican States (Mexico)
5.950% due 03/19/19	100,000	101,500

Total Foreign Government Bonds & Notes (Cost $947,264)		953,992

MUNICIPAL BONDS - 3.4%

Austin Texas Water & Wastewater System Revenue ‘A’
5.000% due 11/15/29	200,000	202,140
Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47	1,100,000	622,325
California Educational Facilities Authority ‘A’
4.750% due 10/01/37	900,000	829,584
California State
5.650% due 04/01/39 §	100,000	98,441
California State Build America Bonds
7.500% due 04/01/34	100,000	91,534
7.550% due 04/01/39	100,000	91,140
Clark County Tax-BD BK NV
5.000% due 06/01/26	900,000	890,847
Houston Texas Combined Utilities Systems First Lien Revenue ‘A’
5.000% due 11/15/36	100,000	97,376
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28	400,000	366,092
Texas State Transportation Commission Mobility Fund
5.000% due 04/01/37	900,000	907,416
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	100,000	95,698
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37	800,000	485,728
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	865,000	581,194

Total Municipal Bonds (Cost $6,236,486)		5,359,515

PURCHASED OPTIONS - 0.9%

(See Note (g) to Notes to Schedule of Investments) (Cost $267,074)		1,390,348

SHORT-TERM INVESTMENTS - 4.8%

U.S. Treasury Bills - 0.1%

0.111% due 07/23/09 ‡	80,000	79,995

	Shares
Money Market Funds - 0.6%

BlackRock Liquidity Funds Institutional TempCash	500,254	500,254
BlackRock Liquidity Funds Institutional TempFund	500,254	500,254

		1,000,508

	Principal
	Amount
Repurchase Agreement - 4.1%
JPMorgan Chase & Co 0.090% due 07/01/09 (Dated 06/30/09, repurchase price of $6,500,016; collateralized by Freddie Mac:
2.125% due 04/02/12 and market value $6,666,694)	$6,500,000	6,500,000

Total Short-Term Investments (Cost $7,580,503)		7,580,503

TOTAL INVESTMENTS - 123.3% (Cost $202,139,958)		195,585,218

TOTAL SECURITIES SOLD SHORT - (1.3%) (See Note (d) to Notes to Schedule of Investments) (Proceeds $2,030,625)		(2,035,312)

OTHER ASSETS & LIABILITIES, NET - (22.0%)		(34,921,363)

NET ASSETS - 100.0%		$158,628,543

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $315,028 or 0.2% of the net assets were in default as of June 30, 2009.

(c)	0.5% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

(d)	Securities sold short outstanding as of June 30, 2009 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.000% due 07/13/39	$2,000,000	$2,035,312

Total Securities sold short (Proceeds $2,030,625)		$2,035,312

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)
(e) Open futures contracts outstanding as of June 30, 2009 were as follows:

				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

3-Month Euribor (03/10)	2	EUR	2,000,000	$3,612
Eurodollar (09/09)	6		$6,000,000	1,650
Eurodollar (12/09)	48		48,000,000	12,213
Eurodollar (03/10)	2		2,000,000	12,613
Eurodollar (06/10)	14		14,000,000	15,450
Eurodollar (09/10)	5		5,000,000	12,287
Eurodollar (12/10)	12		12,000,000	(5,463)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (09/09)	31	GBP	15,500,000	281,781
United Kingdom 90-Day LIBOR
Sterling Interest Rate (03/10)	2		1,000,000	1,481
United Kingdom 90-Day LIBOR
Sterling Interest Rate (06/10)	4		2,000,000	(247)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (09/10)	4		2,000,000	(1,851)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (12/10)	4		2,000,000	(3,290)
United Kingdom 90-Day LIBOR
Sterling Interest Rate (03/11)	2		1,000,000	(2,632)

				$327,604

(f) Forward foreign currency contracts outstanding as of June 30, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	1,078,000	07/09	$19,946
Buy	BRL	2,365,632	08/09	98,222
Buy	CAD	199,000	08/09	(10,598)
Buy	CNY	9,580,578	07/09	(59,402)
Sell	CNY	9,580,578	07/09	(42,020)
Buy	CNY	3,899,463	09/09	8,453
Sell	CNY	3,899,463	09/09	(13,774)
Buy	CNY	1,751,383	03/10	(755)
Buy	DKK	511,000	07/09	(1,292)
Buy	DKK	511,000	10/09	—
Sell	EUR	1,239,000	07/09	(9,311)
Buy	GBP	174,000	07/09	13,417
Sell	GBP	676,000	07/09	(66,227)
Sell	GBP	502,000	08/09	3,964
Sell	JPY	2,474,000	07/09	39
Buy	SGD	86,784	07/09	(104)
Sell	SGD	86,784	07/09	(2,918)

				$(62,360)

(g) Purchased options outstanding as of June 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	EUR-LIBOR	Rate	Date	party	Amount		Cost	Value

Call-OTC 2-Year Interest Rate Swap	Pay	4.070%	09/14/09	DUB	EUR	11,200,000	$57,912	$640,796
	Based on 3-Month
	USD-LIBOR
Call-OTC 2-Year Interest Rate Swap	Pay	3.600%	07/02/09	RBS		$1,600,000	15,380	65,189
Call-OTC 2-Year Interest Rate Swap	Pay	3.450%	08/03/09	BRC		900,000	9,810	32,176
Call-OTC 2-Year Interest Rate Swap	Pay	3.450%	08/03/09	RBS		1,700,000	17,136	60,776
Call-OTC 2-Year Interest Rate Swap	Pay	3.500%	08/03/09	RBS		16,100,000	166,836	591,411

Total Purchased Options							$267,074	$1,390,348

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)
(h) Transactions in written options for the three-month period ended June 30, 2009 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2009	28	4,500,000	$34,346
Call Options Written	22	3,000,000	14,751
Put Options Written	42	3,000,000	19,317
Call Options Expired	(36)	(3,000,000)	(18,279)
Put Options Expired	(36)	(5,000,000)	(35,235)

Outstanding, June 30, 2009	20	2,500,000	$14,900

(i) Premiums received and value of written options outstanding as of June 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Put-OTC 2-Year Interest Rate Swap	Pay	2.000%	07/27/09	BRC	$500,000	$2,075	$398
Put-OTC 2-Year Interest Rate Swap	Pay	2.000%	07/27/09	CIT	500,000	2,025	398
Put-OTC 2-Year Interest Rate Swap	Pay	2.000%	07/27/09	DUB	1,000,000	4,350	796
Put-OTC 7-Year Interest Rate Swap	Pay	4.400%	08/03/09	RBS	500,000	2,000	907

						$10,450	$2,499

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Put-CME Eurodollar Futures (09/09)	$98.50	09/14/09	MER	20	$4,450	$875

Total Written Options					$14,900	$3,374

(j) Swap agreements outstanding as of June 30, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	06/30/09(3)	Amount(4)	Value(5)	(Received)	Appreciation

Health Care Properties 5.950% due 09/15/11	(0.460%)	09/20/11	JPM	3.650%	$900,000	$59,505	$—	$59,505

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid/	Appreciation
Referenced Obligation	Rate	Date	party	06/30/09(3)	Amount(4)	Value(5)	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 06/15/12	1.500%	09/20/11	DUB	4.194%	$100,000	$(5,520)	$—	$(5,520)
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	4.175%	200,000	(1,075)	—	(1,075)
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	4.175%	200,000	651	—	651
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	4.175%	200,000	1,363	—	1,363
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	4.175%	200,000	1,941	—	1,941
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	4.175%	300,000	4,013	—	4,013
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	4.175%	400,000	8,351	—	8,351
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	4.175%	400,000	9,101	—	9,101
International Lease Finance Corp 4.150% due 01/20/15	5.000%	12/20/13	BRC	9.152%	300,000	(37,520)	(51,000)	13,480
SLM Corp 5.125% due 08/27/12	5.000%	12/20/13	CIT	7.779%	400,000	(36,396)	(57,000)	20,604
American International Group 6.250% due 05/01/36	5.000%	12/20/13	DUB	14.290%	500,000	(129,683)	(46,250)	(83,433)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	2.550%	200,000	(15,561)	—	(15,561)

						$(200,335)	$(154,250)	$(46,085)

Credit Default Swaps on Credit Indices — Sell Protection (2)

						Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA HY-8 Index	0.483%	06/20/12	BRC	$776,816	$(33,447)	$—	$(33,447)
Dow Jones CDX NA HY-9 Index	2.080%	12/20/12	MER	1,456,185	(40,050)	—	(40,050)
Dow Jones CDX NA HY-9 Index	6.370%	12/20/12	MER	500,000	(86,616)	—	(86,616)
Dow Jones CDX NA IG-9 Index	0.548%	12/20/17	GSC	97,228	(5,490)	—	(5,490)

					$(165,603)	$—	$(165,603)

Total Credit Default Swaps (6)					$(306,433)	$(154,250)	$(152,183)

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The aggregate fair value of credit default swaps in a net liability as of June 30, 2009 was $271,192.
Interest Rate Swaps
								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Market	Paid/	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

3-Month Australian Bank Bill	CIT	Pay	7.000%	09/15/09	AUD	4,200,000	$31,072	$(8,140)	$39,212
6-Month EUR-LIBOR	GSC	Pay	4.000%	09/19/09	EUR	200,000	2,572	(1,974)	4,546
BRL - CDI Compounded	MER	Pay	12.670%	01/04/10	BRL	2,000,000	25,846	—	25,846
BRL - CDI Compounded	MSC	Pay	12.670%	01/04/10		8,400,000	108,552	7,053	101,499
6-Month EUR-LIBOR	MSC	Pay	4.500%	03/19/10	EUR	4,200,000	172,021	(2,904)	174,925
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP	300,000	23,157	(9,463)	32,620
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/11	EUR	5,200,000	396,579	8,277	388,302
3-Month Australian Bank Bill	CIT	Pay	4.500%	06/15/11	AUD	2,300,000	(6,806)	2,645	(9,451)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11		6,920,000	(20,477)	7,078	(27,555)
3-Month Australian Bank Bill	MSC	Pay	4.500%	06/15/11		3,600,000	(10,653)	3,423	(14,076)
6-Month Australian Bank Bill	UBS	Pay	4.250%	09/15/11		6,000,000	(20,859)	49,983	(70,842)
6-Month Australian Bank Bill	CSF	Pay	6.250%	09/15/11		1,200,000	32,356	129	32,227
BRL - CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL	8,900,000	(196,305)	(199,363)	3,058
BRL - CDI Compounded	GSC	Pay	10.150%	01/02/12		6,100,000	(130,842)	(23,780)	(107,062)
BRL - CDI Compounded	UBS	Pay	10.575%	01/02/12		1,200,000	(16,108)	(31,680)	15,572
BRL - CDI Compounded	BRC	Pay	10.600%	01/02/12		1,500,000	(6,924)	—	(6,924)
BRL - CDI Compounded	HSB	Pay	10.610%	01/02/12		1,400,000	(6,322)	—	(6,322)
BRL - CDI Compounded	BRC	Pay	10.680%	01/02/12		5,600,000	(65,714)	(65,566)	(148)
BRL - CDI Compounded	MER	Pay	12.540%	01/02/12		4,000,000	62,457	(20,439)	82,896
BRL - CDI Compounded	MSC	Pay	12.540%	01/02/12		900,000	14,053	(6,048)	20,101
BRL - CDI Compounded	UBS	Pay	12.540%	01/02/12		3,000,000	46,843	(14,783)	61,626
BRL - CDI Compounded	HSB	Pay	14.765%	01/02/12		100,000	3,769	667	3,102
BRL - CDI Compounded	MER	Pay	14.765%	01/02/12		200,000	7,537	1,029	6,508
France CPI Excluding Tobacco	BRC	Pay	1.948%	03/15/12	EUR	400,000	7,700	148	7,552
France CPI Excluding Tobacco	RBS	Pay	1.955%	03/28/12		100,000	1,742	—	1,742
France CPI Excluding Tobacco	RBS	Pay	1.950%	03/30/12		100,000	1,678	—	1,678
France CPI Excluding Tobacco	GSC	Pay	1.960%	03/30/12		100,000	1,867	—	1,867
France CPI Excluding Tobacco	BRC	Pay	1.960%	04/05/12		100,000	1,725	—	1,725
France CPI Excluding Tobacco	BNP	Pay	1.940%	04/10/12		100,000	1,369	—	1,369
France CPI Excluding Tobacco	RBS	Pay	1.940%	04/10/12		100,000	1,451	—	1,451
France CPI Excluding Tobacco	BRC	Pay	1.980%	04/30/12		100,000	1,615	—	1,615
6-Month GBP-LIBOR	RBS	Pay	5.100%	09/15/13	GBP	400,000	47,232	(755)	47,987
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/14	EUR	300,000	34,615	(4,508)	39,123
6-Month EUR-LIBOR	CSF	Pay	4.500%	03/18/14		2,100,000	242,306	(9,168)	251,474
6-Month GBP-LIBOR	DUB	Pay	5.000%	03/18/14	GBP	100,000	11,196	50	11,146
6-Month GBP-LIBOR	GSC	Pay	5.250%	03/18/14		100,000	13,110	(19)	13,129
6-Month GBP-LIBOR	RBS	Pay	5.250%	03/18/14		200,000	26,218	(156)	26,374
6-Month GBP-LIBOR	DUB	Pay	5.000%	09/15/15		200,000	23,123	303	22,820
6-Month GBP-LIBOR	GSC	Pay	5.000%	09/15/15		300,000	34,684	—	34,684
3-Month USD-LIBOR	DUB	Pay	3.500%	06/24/16		$3,000,000	19,495	—	19,495
28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	MXN	1,200,000	1,449	1,757	(308)
3-Month USD-LIBOR	DUB	Pay	5.000%	12/15/35		$1,800,000	72,382	(37,080)	109,462

Total Interest Rate Swaps							$990,761	$(353,284)	$1,344,045

Total Swap Agreements							$684,328	$(507,534)	$1,191,862

(k)	As of June 30, 2009, $355,300 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, and a security with a total aggregate market value of $79,995 was fully or partially segregated with the broker(s)/custodian as collateral for open swap contracts.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	100	$78,497

Total Convertible Preferred Stocks (Cost $100,000)		78,497

	Principal
	Amount
CORPORATE BONDS & NOTES - 10.6%

Energy - 1.8%

Rockies Express Pipeline LLC
4.250% due 08/20/09 ~ §	$500,000	500,067
Valero Energy Corp
9.375% due 03/15/19	1,000,000	1,140,881

		1,640,948

Financials - 7.5%

American Express Centurion Bank
6.000% due 09/13/17	200,000	182,720
American Express Co
7.000% due 03/19/18	210,000	204,244
American International Group Inc
8.175% due 05/15/58 ~ §	200,000	57,098
Bank of America Corp
5.650% due 05/01/18	300,000	265,533
Citigroup Funding Inc
2.036% due 05/07/10 §	800,000	783,678
Credit Suisse ‘NY’
5.000% due 05/15/13	1,200,000	1,228,285
Ford Motor Credit Co LLC
7.875% due 06/15/10	500,000	475,036
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	500,000	377,977
Merrill Lynch & Co Inc
6.875% due 04/25/18	700,000	648,927
Metropolitan Life Global Funding I
2.550% due 06/10/11 ~ §	700,000	699,140
5.125% due 04/10/13 ~	100,000	101,829
New York Life Global Funding
4.650% due 05/09/13 ~	300,000	304,665
Santander Perpetual SA Unipersonal (Spain)
6.671% ~ § ±	300,000	222,324
The Goldman Sachs Group Inc
6.150% due 04/01/18	200,000	195,039
Wachovia Bank NA
1.806% due 05/14/10 §	1,000,000	1,000,315

		6,746,810

Health Care - 0.9%

Roche Holdings Inc
2.661% due 02/25/11 ~ §	800,000	809,254

Information Technology - 0.4%

Hewlett-Packard Co
2.250% due 05/27/11	300,000	301,097

Total Corporate Bonds & Notes (Cost $9,796,719)		9,498,109

MORTGAGE-BACKED SECURITIES - 14.0%

Collateralized Mortgage Obligations - Commercial - 0.4%

JPMorgan Chase Commercial
Mortgage Securities Corp
5.336% due 05/15/47 “	110,000	84,631
Morgan Stanley Capital I
5.881% due 06/11/49 “ §	100,000	75,597
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/45 “ §	210,000	168,269

		328,497

Collateralized Mortgage Obligations - Residential - 2.3%

Bear Stearns Adjustable Rate Mortgage Trust
2.530% due 08/25/35 “ §	45,873	40,173
2.960% due 03/25/35 “ §	161,022	139,327
3.954% due 03/25/35 “ §	59,411	51,057
4.550% due 08/25/35 “ §	82,131	72,555
Citigroup Mortgage Loan Trust Inc
4.050% due 08/25/35 “ §	69,087	55,000
4.248% due 08/25/35 “ §	61,182	48,722
Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/35 “ ~ §	47,255	34,344
4.622% due 01/19/34 “ §	483,981	428,438
Freddie Mac
0.549% due 02/15/19 “ §	604,017	592,987
GSR Mortgage Loan Trust
4.409% due 09/25/35 “ §	116,839	97,589
MLCC Mortgage Investors Inc
4.346% due 12/25/34 “ §	373,026	330,615
Residential Accredit Loans Inc
0.494% due 06/25/46 “ §	209,697	80,838
Structured Asset Mortgage Investments Inc
0.524% due 05/25/46 “ §	178,313	72,181

		2,043,826

Fannie Mae - 9.4%

5.000% due 04/01/36 “	401,445	410,462
6.000% due 07/13/39 “	7,700,000	8,047,701

		8,458,163

Freddie Mac - 0.9%

6.000% due 02/01/39 “	806,298	842,551

Government National Mortgage Association - 1.0%

6.000% due 07/20/39 “	900,000	937,828

Total Mortgage-Backed Securities (Cost $12,828,967)		12,610,865

ASSET-BACKED SECURITIES - 0.0%

Freddie Mac Structured Pass-Through Securities
0.594% due 09/25/31 “ §	3,238	2,954

Total Asset-Backed Securities (Cost $3,239)		2,954

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 3.2%

Freddie Mac
0.937% due 08/05/11 §	$2,000,000	$2,000,726
5.875% due 03/21/11	800,000	839,271

		2,839,997

Total U.S. Government Agency Issues (Cost $2,837,205)		2,839,997

U.S. TREASURY OBLIGATIONS - 99.1%

U.S. Treasury Inflation Protected Securities - 99.1%

0.625% due 04/15/13 ^	2,017,560	1,996,123
1.250% due 04/15/14 ^	2,015,020	2,023,205
1.625% due 01/15/15 ^	4,578,347	4,555,455
1.750% due 01/15/28 ^	3,358,674	3,169,749
1.875% due 07/15/13 ^	812,651	833,221
1.875% due 07/15/15 ^	9,527,457	9,597,818
2.000% due 04/15/12 ^	1,365,988	1,405,686
2.000% due 01/15/14 ^	7,444,154	7,610,118
2.000% due 07/15/14 ^	1,131,170	1,157,328
2.000% due 01/15/16 ^	1,074,290	1,090,069
2.000% due 01/15/26 ^	3,437,728	3,363,604
2.375% due 04/15/11 ^	8,487,523	8,740,715
2.375% due 01/15/17 ^	1,797,427	1,874,378
2.375% due 01/15/25 ^	2,974,977	3,054,930
2.375% due 01/15/27 ^	1,480,234	1,531,117
2.500% due 07/15/16 ^	5,384,631	5,648,812
2.500% due 01/15/29 ^	496,560	526,819
2.625% due 07/15/17 ^	7,098,651	7,557,849
3.000% due 07/15/12 ^	4,901,779	5,187,649
3.375% due 01/15/12 ^	240,164	255,475
3.375% due 04/15/32 ^	180,188	225,572
3.500% due 01/15/11 ^	5,146,320	5,373,075
3.625% due 04/15/28 ^	2,201,561	2,677,649
3.875% due 04/15/29 ^	7,718,658	9,766,403

		89,222,819

Total U.S. Treasury Obligations (Cost $86,553,671)		89,222,819

MUNICIPAL BONDS - 0.1%

Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	95,000	63,831
Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23	75,000	68,086

Total Municipal Bonds (Cost $157,067)		131,917

SHORT-TERM INVESTMENTS - 3.1%

U.S. Government Agency Issue - 2.1%

Federal Home Loan Bank
0.010% due 07/01/09	1,900,000	1,900,000

	Shares
Money Market Funds - 1.0%
BlackRock Liquidity Funds Institutional TempCash	457,405	457,405
BlackRock Liquidity Funds Institutional TempFund	457,405	457,405

		914,810

Total Short-Term Investments (Cost $2,814,810)		2,814,810

TOTAL INVESTMENTS - 130.2% (Cost $115,091,678)		117,199,968

TOTAL SECURITIES SOLD SHORT - (0.8%) (See Note (c) to Notes to Schedule of Investments) (Proceeds $707,328)		(716,672)

OTHER ASSETS & LIABILITIES, NET - (29.4%)		(26,466,270)

NET ASSETS - 100.0%		$90,017,026

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

(c)	Securities sold short outstanding as of June 30, 2009 were as follows:

	Principal
Description	Amount	Value
Fannie Mae
5.000% due 07/13/39	$400,000	$407,063
5.500% due 07/13/39	300,000	309,609

Total Securities sold short (Proceeds $707,328)		$716,672

(d) Open futures contracts outstanding as of June 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

3-Month Euribor (09/10)	11	EUR 11,000,000	$2,315
United Kingdom 90-Day LIBOR
Sterling Interest Rate (12/09)	30	GBP15,000,000	24,678

			$26,993

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)
(e) Forward foreign currency contracts outstanding as of June 30, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	287,000	07/09	$5,310
Sell	AUD	319,476	07/09	(2,841)
Sell	BRL	112,008	08/09	(5,680)
Sell	CHF	85,000	07/09	1,495
Sell	CHF	85,000	10/09	368
Buy	CNY	1,867,956	07/09	(14,527)
Sell	CNY	1,867,956	07/09	193
Buy	CNY	2,639,305	09/09	(3,287)
Sell	CNY	306,206	09/09	(1,043)
Buy	CNY	2,603,741	03/10	(1,351)
Sell	EUR	132,000	07/09	(992)
Buy	GBP	32,000	07/09	2,467
Sell	GBP	86,000	07/09	(8,022)
Sell	GBP	54,000	08/09	426
Sell	MXN	105,737	11/09	(763)
Buy	SGD	72,320	07/09	(86)
Sell	SGD	72,320	07/09	(1,445)

				$(29,778)

(f) Transactions in written options for the three-month period ended June 30, 2009 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2009	23	9,500,000	$135,225
Call Options Written	20	1,100,000	10,471
Put Options Written	36	9,400,000	77,402
Call Options Closed	—	(2,700,000)	(72,105)
Call Options Expired	(27)	(2,500,000)	(18,039)
Put Options Expired	(27)	(5,100,000)	(24,553)

Outstanding June 30, 2009	25	9,700,000	$108,401

(g) Premiums received and value of written options outstanding as of June 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Put - OTC 7-Year Interest Rate Swap	Pay	4.400%	08/03/09	BRC	$1,500,000	$4,425	$2,721
Put - OTC 7-Year Interest Rate Swap	Pay	4.250%	08/21/09	BRC	1,000,000	5,050	5,173
Put - OTC 7-Year Interest Rate Swap	Pay	4.250%	08/21/09	RBS	2,800,000	25,102	14,484
Call - OTC 5-Year Interest Rate Swap	Receive	3.420%	11/23/09	RBS	200,000	3,200	4,845
Put - OTC 5-Year Interest Rate Swap	Pay	3.420%	11/23/09	RBS	200,000	4,720	3,514
Put - OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	CIT	2,000,000	19,650	24,460
Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	RBS	2,000,000	39,845	33,272

						$101,992	$88,469

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Put - CBOT 10-Year U.S. Treasury Note Futures (09/09)	$110.00	08/21/09	MER	3	$1,305	$656
Call - CBOT 10-Year U.S. Treasury Note Futures (09/09)	120.00	08/21/09	MER	3	1,071	1,266
Put - CME Eurodollar Futures (09/09)	98.50	09/14/09	MER	12	2,932	525
Put - CME Eurodollar Futures (09/09)	98.63	09/14/09	MER	7	1,101	350

					$6,409	$2,797

Total Written Options					$108,401	$91,266

(h) Swap agreements outstanding as of June 30, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	06/30/09(3)	Amount(4)	Value(5)	(Received)	Depreciation

Valero Energy Corp 9.375% due 03/15/19	(2.700%)	03/20/19	GSC	2.626%	$1,000,000	$ (5,966)	$—	$(5,966)

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2009 (Unaudited)
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	06/30/09 (3)	Amount (4)	Value (5)	(Received)	Depreciation

Ford Motor Credit Co 7.000% due 10/01/13	3.800%	09/20/12	MSC	9.285%	$100,000	$(14,329)	$—	$(14,329)
American International Group Inc 6.250% due 05/01/36	1.950%	03/20/13	DUB	14.859%	1,200,000	(385,911)	—	(385,911)

						$(400,240)	$—	$(400,240)

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid/	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA IG-12 Index ∆	(1.000%)	06/20/14	GSC	$800,000	$11,337	$16,356	$(5,019)

Total Credit Default Swaps (6)					$(394,869)	$16,356	$(411,225)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The aggregate fair value of credit default swaps in a net liability as of June 30, 2009 was $411,225.
Interest Rate Swaps

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Market	Paid/	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

6-Month GBP-LIBOR	DUB	Pay	6.000%	03/20/10	GBP	900,000	$63,524	$15,181	$48,343
France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	EUR	500,000	28,006	(416)	28,422
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10		100,000	5,746	—	5,746
6-Month EUR-LIBOR	GSC	Pay	4.500%	03/18/11		400,000	30,467	(842)	31,309
France CPI Excluding Tobacco ∆	JPM	Pay	2.261%	07/14/11		500,000	29,758	—	29,758
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11		200,000	7,785	—	7,785
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11		300,000	13,221	—	13,221
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11		1,000,000	24,400	—	24,400
BRL - CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL	1,300,000	(28,674)	(18,939)	(9,735)
BRL - CDI Compounded	BRC	Pay	10.680%	01/02/12		800,000	(9,388)	(6,967)	(2,421)
BRL - CDI Compounded	HSB	Pay	14.765%	01/02/12		2,300,000	86,679	15,333	71,346
BRL - CDI Compounded	MER	Pay	14.765%	01/02/12		100,000	3,769	191	3,578
3-Month USD-LIBOR	DUB	Pay	4.000%	12/16/14		$100,000	3,049	630	2,419
3-Month USD-LIBOR	RBS	Pay	4.000%	12/16/14		3,000,000	91,463	19,841	71,622
3-Month USD-LIBOR	DUB	Pay	3.500%	06/24/16		200,000	1,300	—	1,300
Eurostat Eurozone HICP Excluding Tobacco	UBS	Receive	2.275%	10/15/16	EUR	200,000	2,095	—	2,095
France CPI Excluding Tobacco	UBS	Pay	2.350%	10/15/16		200,000	(6,386)	—	(6,386)
France CPI Excluding Tobacco	JPM	Pay	2.353%	10/15/16		100,000	(3,264)	—	(3,264)
United Kingdom RPI Index	BRC	Pay	3.250%	12/14/17	GBP	400,000	18,364	1,632	16,732
United Kingdom RPI Index	RBS	Pay	3.183%	12/19/17		600,000	17,097	838	16,259
United Kingdom RPI Index	RBS	Pay	3.440%	09/10/27		100,000	(4,107)	—	(4,107)

Total Interest Rate Swaps							$374,904	$26,482	$348,422

Total Swap Agreements							$(19,965)	$42,838	$(62,803)

(i) As of June 30, 2009, $103,700 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 17.9%

Comcast Corp ‘A’	235,314	$3,409,700
J.C. Penney Co Inc	25,100	720,621
Liberty Media Corp - Entertainment ‘A’ *	49,500	1,324,125
Liberty Media Corp - Interactive ‘A’ *	74,375	372,619
Lowe’s Cos Inc	39,100	758,931
Macy’s Inc	52,973	622,962
News Corp ‘B’	136,100	1,438,577
Target Corp	8,300	327,601
The Home Depot Inc	34,800	822,324
Time Warner Cable Inc	26,181	829,152
Time Warner Inc	88,033	2,217,551
Viacom Inc ‘B’ *	152,350	3,458,345

		16,302,508

Consumer Staples - 15.1%

Altria Group Inc	43,100	706,409
Cadbury PLC ADR (United Kingdom)	74,536	2,564,038
CVS Caremark Corp	36,500	1,163,255
Dr Pepper Snapple Group Inc *	34,452	730,038
Kimberly-Clark Corp	6,000	314,580
Kraft Foods Inc ‘A’	71,802	1,819,463
Philip Morris International Inc	22,200	968,364
The Coca-Cola Co	28,900	1,386,911
The Procter & Gamble Co	5,200	265,720
Unilever NV ‘NY’ (Netherlands)	79,900	1,931,982
Wal-Mart Stores Inc	39,900	1,932,756

		13,783,516

Energy - 3.5%

BP PLC ADR (United Kingdom)	10,600	505,408
Chevron Corp	7,100	470,375
ConocoPhillips	12,400	521,544
Halliburton Co	50,800	1,051,560
Total SA ADR (France)	12,300	667,029

		3,215,916

Financials - 19.0%

Aflac Inc	10,400	323,336
Bank of America Corp	70,701	933,253
Berkshire Hathaway Inc ‘B’ *	222	642,852
JPMorgan Chase & Co	73,300	2,500,263
MetLife Inc	35,000	1,050,350
The Bank of New York Mellon Corp	71,939	2,108,532
The Chubb Corp	105,280	4,198,567
The Goldman Sachs Group Inc	4,900	722,456
The PNC Financial Services Group Inc	23,000	892,630
The Travelers Cos Inc	47,586	1,952,930
Torchmark Corp	17,500	648,200
U.S. Bancorp	30,000	537,600
Wells Fargo & Co	30,800	747,208

		17,258,177

Health Care - 16.0%

Abbott Laboratories	14,300	672,672
Boston Scientific Corp *	118,100	1,197,534
Bristol-Myers Squibb Co	95,900	1,947,729
Cardinal Health Inc	53,700	1,640,535
Eli Lilly & Co	32,400	1,122,336
GlaxoSmithKline PLC ADR (United Kingdom)	11,800	417,012
Pfizer Inc	123,900	1,858,500
Roche Holding AG ADR (Switzerland)	18,800	641,268
Schering-Plough Corp	95,100	2,388,912
UnitedHealth Group Inc	20,700	517,086
WellPoint Inc *	12,600	641,214
Wyeth	34,400	1,561,416

		14,606,214

Industrials - 1.6%

Emerson Electric Co	14,200	460,080
General Electric Co	82,400	965,728

		1,425,808

Information Technology - 13.3%

Accenture Ltd ‘A’ (Bermuda)	13,300	445,018
Cisco Systems Inc *	61,700	1,150,088
Computer Sciences Corp *	6,100	270,230
Dell Inc *	152,167	2,089,253
eBay Inc *	151,200	2,590,056
Hewlett-Packard Co	26,800	1,035,820
Intel Corp	71,300	1,180,015
International Business Machines Corp	11,400	1,190,388
KLA-Tencor Corp	29,600	747,400
Microsoft Corp	30,800	732,116
The Western Union Co	15,900	260,760
Yahoo! Inc *	23,400	366,444

		12,057,588

Materials - 5.8%

Alcoa Inc	115,600	1,194,148
E.I. du Pont de Nemours & Co	37,899	970,972
International Paper Co	207,477	3,139,127

		5,304,247

Telecommunication Services - 3.8%

AT&T Inc	51,100	1,269,324
Verizon Communications Inc	70,300	2,160,319

		3,429,643

Total Common Stocks (Cost $101,203,308)		87,383,617

SHORT-TERM INVESTMENTS - 3.7%

Money Market Funds - 3.7%

BlackRock Liquidity Funds Institutional TempCash	1,702,351	1,702,352
BlackRock Liquidity Funds Institutional TempFund	1,702,351	1,702,351

		3,404,703

Total Short-Term Investments (Cost $3,404,703)		3,404,703

TOTAL INVESTMENTS - 99.7% (Cost $104,608,011)		90,788,320

OTHER ASSETS & LIABILITIES, NET - 0.3%		265,249

NET ASSETS - 100.0%		$91,053,569

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Health Care - 0.6%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% + * ∆	11,028	$132,336

Total Convertible Preferred Stocks (Cost $132,336)		132,336

COMMON STOCKS - 96.1%

Consumer Discretionary - 26.1%

Abercrombie & Fitch Co ‘A’	9,553	242,551
Ctrip.com International Ltd ADR (Cayman) *	16,137	747,143
Discovery Communications Inc ‘C’ *	11,675	239,688
Gafisa SA ADR (Brazil)	12,888	212,652
Groupe Aeroplan Inc (Canada)	36,694	260,264
Las Vegas Sands Corp *	23,790	186,989
Li & Fung Ltd (Bermuda) +	250,200	668,041
Mohawk Industries Inc *	3,674	131,088
Morningstar Inc *	10,172	419,392
Netflix Inc *	4,376	180,904
New Oriental Education & Technology Group Inc ADR (Cayman) *	6,367	428,881
NVR Inc *	472	237,128
priceline.com Inc *	5,627	627,692
Sears Holdings Corp *	3,553	236,346
Starbucks Corp *	36,871	512,138
Strayer Education Inc	1,487	324,330
Wynn Resorts Ltd *	12,570	443,721

		6,098,948

Energy - 10.4%

Petrohawk Energy Corp *	9,486	211,538
Range Resources Corp	4,889	202,453
Southwestern Energy Co *	28,572	1,110,022
Ultra Petroleum Corp (Canada) *	23,460	914,940

		2,438,953

Financials - 8.9%

Brookfield Asset Management Inc ‘A’ (Canada)	22,007	375,660
Calamos Asset Management Inc ‘A’	15,295	215,812
Greenhill & Co Inc	3,161	228,256
IntercontinentalExchange Inc *	4,451	508,482
Leucadia National Corp *	26,631	561,648
Moody’s Corp	7,503	197,704

		2,087,562

Health Care - 11.7%

Allergan Inc	6,398	304,417
Gen-Probe Inc *	8,468	363,955
Illumina Inc *	23,151	901,500
Intuitive Surgical Inc *	1,434	234,688
Mindray Medical International Ltd ADR (Cayman)	12,232	341,517
Techne Corp	9,310	594,071

		2,740,148

Industrials - 10.5%

Aecom Technology Corp *	9,525	304,800
C.H. Robinson Worldwide Inc	9,266	483,222
Covanta Holding Corp *	15,605	264,661
Expeditors International of Washington Inc	19,222	640,861
IHS Inc ‘A’ *	8,078	402,850
Monster Worldwide Inc *	13,988	165,198
The Corporate Executive Board Co	9,908	205,690

		2,467,282

Information Technology - 19.9%

Alibaba.com Ltd (Cayman) * +	248,100	437,260
Autodesk Inc *	16,926	321,256
Baidu Inc ADR (Cayman) *	2,787	839,138
BYD Co Ltd ‘H’ (China) * +	54,400	214,426
Equinix Inc *	3,603	262,082
Redecard SA (Brazil)	39,682	607,533
salesforce.com inc *	13,970	533,235
Tencent Holdings Ltd (Cayman) +	80,800	937,490
Teradata Corp *	21,591	505,877

		4,658,297

Materials - 7.2%

Intrepid Potash Inc *	13,154	369,364
Martin Marietta Materials Inc	6,997	551,923
Nalco Holding Co	22,752	383,144
Rockwood Holdings Inc *	16,755	245,293
Texas Industries Inc	4,379	137,325

		1,687,049

Telecommunication Services - 1.4%

Millicom International Cellular SA (Luxemborg) *	2,389	134,405
NII Holdings Inc *	10,297	196,364

		330,769

Total Common Stocks (Cost $23,518,702)		22,509,008

SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

BlackRock Liquidity Funds Institutional TempCash	776,899	776,899

Total Short-Term Investment (Cost $776,899)		776,899

TOTAL INVESTMENTS - 100.0% (Cost $24,427,937)		23,418,243

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,304)

NET ASSETS - 100.0%		$23,415,939

Notes to Schedule of Investments

(a)	Securities with a total aggregate market value of $2,389,553 or 10.2% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(b)	0.6% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
June 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 4.3%

Morgans Hotel Group Co *	30,094	$115,260
Starwood Hotels & Resorts Worldwide Inc	51,347	1,139,903

		1,255,163

Financials - 92.1%

Acadia Realty Trust REIT	25,964	338,830
AMB Property Corp REIT	18,256	343,395
AvalonBay Communities Inc REIT	32,059	1,793,380
Boston Properties Inc REIT	31,089	1,482,945
Brookfield Properties Corp (Canada)	137,339	1,094,592
Camden Property Trust REIT	19,926	549,958
Care Investment Trust Inc REIT	5,957	30,976
DCT Industrial Trust Inc REIT	41,060	167,525
DiamondRock Hospitality Co REIT	14,710	92,085
Digital Realty Trust Inc REIT	3,410	122,249
Duke Realty Corp REIT	12,480	109,450
Equity Lifestyle Properties Inc REIT	16,504	613,619
Equity One Inc REIT	281	3,726
Equity Residential REIT	97,215	2,161,089
Extendicare REIT (Canada)	1,580	8,490
Federal Realty Investment Trust REIT	22,570	1,162,806
Forest City Enterprises Inc ‘A’	81,403	537,260
HCP Inc REIT	50,050	1,060,560
Healthcare Realty Trust Inc REIT	41,519	698,765
Highwoods Properties Inc REIT	3,406	76,192
Host Hotels & Resorts Inc REIT	133,155	1,117,170
Kilroy Realty Corp REIT	6,624	136,057
Kite Realty Group Trust REIT	17,840	52,093
Liberty Property Trust REIT	19,531	449,994
LTC Properties Inc REIT	3,720	76,074
Mack-Cali Realty Corp REIT	25,789	587,989
Nationwide Health Properties Inc REIT	6,180	159,073
Plum Creek Timber Co Inc REIT	33,729	1,004,450
Post Properties Inc REIT	39,850	535,584
PS Business Parks Inc REIT	6,382	309,144
Public Storage REIT	28,677	1,877,770
Ramco-Gershenson Properties Trust REIT	6,125	61,311
Rayonier Inc REIT	1,760	63,976
Regency Centers Corp REIT	35,261	1,230,962
Senior Housing Properties Trust REIT	63,143	1,030,494
Simon Property Group Inc REIT	56,707	2,916,435
Sovran Self Storage Inc REIT	4,452	109,519
Taubman Centers Inc REIT	9,013	242,089
Ventas Inc REIT	29,920	893,411
Vornado Realty Trust REIT	35,274	1,588,406
Weingarten Realty Investors REIT	4,040	58,620

		26,948,513

Health Care - 0.8%

Assisted Living Concepts Inc ‘A’ *	12,210	177,656
Capital Senior Living Corp *	12,030	54,737

		232,393

Total Common Stocks (Cost $35,005,296)		28,436,069

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds Institutional TempFund	665,987	665,987

Total Short-Term Investment (Cost $665,987)		665,987

TOTAL INVESTMENTS - 99.5% (Cost $35,671,283)		29,102,056

OTHER ASSETS & LIABILITIES, NET - 0.5%		138,029

NET ASSETS - 100.0%		$29,240,085

Note to Schedule of Investments

(a)	As of June 30, 2009, the Fund was diversified by property sector as a percentage of net assets as follows:

Retail	20.6%
Residential	17.2%
Office/Industrial	16.3%
Health Care/Assisted Living	14.3%
Diversified	10.2%
Lodging	8.4%
Self-Storage	6.8%
Land	3.4%

97.2%
Short-Term Investment	2.3%
Other Assets & Liabilities, Net	0.5%

100.0%

See explanation of symbols and terms, if any, on page 45

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2009 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of June 30, 2009.

±	The security is a perpetual bond and has no definite maturity date.

‡	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts and/or swap contracts as of June 30, 2009.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

∆	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to the Funds’ policy and procedures. Under the Funds’ policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a fund has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a fund may not be able to sell a holding quickly for its full value.

Ω	Securities were in default as of June 30, 2009.

¥	Unsettled position. Contract rates do not take effect until settlement date.

Counterparty Abbreviations:

BRC	Barclays

BNP	BNP Paribas

CIT	Citigroup

CSF	Credit Suisse

DUB	Deutsche Bank

GSC	Goldman Sachs

HSB	HSBC

JPM	JPMorgan Chase

MER	Merrill Lynch

MSC	Morgan Stanley

RBS	Royal Bank of Scotland

UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SGD	Singapore Dollar

USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt

CBOT	Chicago Board of Trade

CME	Chicago Mercantile Exchange

CPI	Consumer Price Index

CVA	Certificaten Van Aandelen (Dutch Certificate)

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

LI	London Stock Exchange

LIBOR	London Interbank Offered Rate

‘NY’	New York Shares

OTC	Over the Counter

REIT	Real Estate Investment Trust

RNC	Riparmio Non-Convertible (Non-convertible savings shares on Italian Stock Exchanges)

SDR	Swedish Depositary Receipt

VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

XAMS	Amsterdam Stock Exchange
Note: The descriptions and industry and geographic classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

PACIFIC LIFE FUNDS
FEDERAL INCOME TAX INFORMATION
June 30, 2009 (Unaudited)
     The aggregate Federal Tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2009, were as follows:

				Net	Net	Net
	Total Cost of	Gross	Gross	Appreciation	Appreciation	Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
PL Portfolio Optimization Conservative	$101,823,360	$1,024,993	$(5,144,659)	$(4,119,666)	$—	$(4,119,666)
PL Portfolio Optimization Moderate-Conservative	130,773,024	1,021,472	(17,673,450)	(16,651,978)	—	(16,651,978)
PL Portfolio Optimization Moderate	467,578,077	1,899,735	(96,235,461)	(94,335,726)	—	(94,335,726)
PL Portfolio Optimization Moderate-Aggressive	490,121,402	909,826	(134,287,385)	(133,377,559)	—	(133,377,559)
PL Portfolio Optimization Aggressive	216,316,773	273,429	(65,627,048)	(65,353,619)	—	(65,353,619)
PL Money Market	54,194,595	—	—	—	—	—
PL Small-Cap Growth	27,867,984	2,520,490	(2,962,598)	(442,108)	—	(442,108)
PL International Value	126,917,642	4,178,987	(33,749,791)	(29,570,804)	6,732	(29,564,072)
PL Large-Cap Value	84,180,115	2,682,983	(12,261,168)	(9,578,185)	429	(9,577,756)
PL Short Duration Bond	57,034,083	764,947	(483,539)	281,408	(31,895)	249,513
PL Floating Rate Loan	33,385,660	356,236	(1,984,928)	(1,628,692)	—	(1,628,692)
PL Growth LT	89,346,713	6,286,986	(9,334,525)	(3,047,539)	(61,970)	(3,109,509)
PL Mid-Cap Equity	75,838,407	4,849,973	(9,244,962)	(4,394,989)	—	(4,394,989)
PL Large-Cap Growth	17,969,130	1,235,642	(80,321)	1,155,321	—	1,155,321
PL International Large-Cap	90,833,212	4,254,976	(16,912,982)	(12,658,006)	9,109	(12,648,897)
PL Small-Cap Value	32,955,928	1,618,939	(5,347,977)	(3,729,038)	—	(3,729,038)
PL Main Street Core	103,109,182	4,907,463	(11,869,943)	(6,962,480)	—	(6,962,480)
PL Emerging Markets	31,443,302	5,013,295	(1,396,943)	3,616,352	4,642	3,620,994
PL Managed Bond	202,477,159	5,365,808	(12,257,749)	(6,891,941)	1,461,518	(5,430,423)
PL Inflation Managed	122,202,164	3,027,777	(8,029,973)	(5,002,196)	(56,510)	(5,058,706)
PL Comstock	111,107,475	3,150,056	(23,469,211)	(20,319,155)	—	(20,319,155)
PL Mid-Cap Growth	24,703,411	3,831,181	(5,116,349)	(1,285,168)	—	(1,285,168)
PL Real Estate	37,973,816	1,076,691	(9,948,451)	(8,871,760)	(567)	(8,872,327)

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements
June 30, 2009 (Unaudited)
FUND VALUATION
     The net asset value (“NAV”) per share for each class of shares for each fund of the Pacific Life Funds (each individually, a “Fund”, and collectively, the “Funds”) is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds plus cash or other assets, including interest accrued but not yet received), subtracting the Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of a Fund), and dividing by the total number of shares outstanding.
     Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it occasionally closes earlier. The NAV of the Portfolio Optimization Funds is calculated based on the NAVs calculated for each of the Underlying Funds.
     The value of each security and other investment instruments (collectively “holdings”) is based on actual market value or fair value.
     Actual Market Value
     Pricing data is obtained from various sources approved by the Board of Trustees (the “Board”).
     Domestic equity holdings, are generally valued at the last reported sale price received shortly after the close of the NYSE and do not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Domestic fixed Income and treasury holdings are generally priced using data as of the NYSE close, or, if not available, data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE.
     Foreign holdings are normally priced using data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE. Foreign equity holdings are generally valued at their last reported sales price on a principal exchange. Quotations of foreign holdings in foreign currencies and those valued using foreign currency rates are converted into to U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Over the Counter (“OTC”) holdings and other equity holdings, including options contracts and listed holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and/or valuation reporting system, from established market makers, or from broker-dealers.
     Other fixed income holdings are generally valued using the mean between the most recent bid and ask prices provided by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing methods and processes under procedures approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices.
     Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.
     Fair Value
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable or inaccurate, or if events that could materially affect the NAV occur after the close of the principal market for a particular holding but before each Fund values its assets, the holdings may be valued at their fair value, as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Pacific Life Funds’ Board and in accordance with the provisions of the Investment Company Act of 1940.
     As a general principle, the fair value of a holding is the amount which the Funds might reasonably expect to receive for the holding upon its current sale. In determining the fair value of holdings, the Funds may consider a variety of factors, including information that becomes known after the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of close of the NYSE. Fair valuations will also be used when events significantly affecting the values of a Fund’s foreign holdings occur between the close of foreign markets and the close of regular trading on the NYSE; or when, under the Funds’ procedures, the closing price of a foreign holding is deemed unreliable. All of these events could materially affect a Fund’s NAV.
     The Trust has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Funds could obtain upon its current sale of that holding.

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
June 30, 2009 (Unaudited)
FAIR VALUE MEASUREMENTS
     The Funds implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), as of January 1, 2008. Under SFAS 157, the Funds are required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical holdings

•	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Funds’ holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service (as described under “Fair Value” above) are reflected as Level 2.
     The Funds implemented Financial Accounting Standards Board (“FASB”) Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). The following is a description of valuation inputs and techniques that the Funds currently utilize to fair value each major category of assets and liabilities in accordance with FSP 157-4:
     Equity Securities (Common and Preferred Stock) – Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Treasury Obligations – U.S. Treasuries are fair valued based on a pricing model that evaluates the mean between the most recently published bid and ask price. The model also takes into consideration live data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Government Agency Issues and Mortgage-Backed Securities – U.S. Government Agency issues and mortgage-backed securities are fair valued using a pricing model based on inputs that include issuer type, coupon, and cash flows. The model acts as a benchmark or baseline starting point to evaluate all securities. The model is then adjusted for specific characteristics of each security including, weighted average maturity, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date. To the extent that these inputs are observable and timely, the fair values of U.S. Government agency issues and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Municipal Bonds – Municipal bonds are fair valued based on a pricing model that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes – Foreign government bonds and notes are fair valued based on a discounted cash flow model that incorporates option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds – Corporate bonds held by the Funds are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are fair valued using various inputs and techniques, which include broker-dealer quotations, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily from broker-dealer quotations from relevant market

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
June 30, 2009 (Unaudited)
makers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Asset-Backed Securities – Asset-backed securities are fair valued using a pricing model based on a security’s average life volatility. The model also takes into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type. To the extent that these inputs are observable and timely, the fair values of asset-backed securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Derivative Instruments – Listed derivatives, such as futures contracts, that are actively traded on a national securities exchange are fair valued based on quoted prices from the applicable exchange and are categorized as Level 1. The fair values of OTC derivatives including, forwards, swaps, certain option contracts, and commodities can differ based on the type of derivative instrument and the terms of the transaction. OTC derivatives are fair valued using various inputs including, quotations from various broker-dealers and counterparties, and pricing models that use certain observable inputs such as the creditworthiness of the counterparties, default probabilities, yield curves and credit curves. The pricing models utilized generally do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. As a result, a majority of the Funds’ derivative instruments are categorized as Level 2. If the pricing inputs used are not observable and/or the market for the applicable derivative instruments is inactive, the fair values would be categorized as Level 3.
     Senior Loan Notes – Senior loan notes are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable and timely, the fair values of senior loan notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     The following is a summary of the Funds’ holdings as of June 30, 2009 as categorized under the three-tier hierarchy of inputs as defined in SFAS 157:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	06/30/09	Price	Input	Input

PL Portfolio Optimization Conservative
Assets Investments in Securities*	$97,703,694	$97,703,694	$—	$—

PL Portfolio Optimization Moderate-Conservative
Assets Investments in Securities*	$114,121,046	$114,121,046	$—	$—

PL Portfolio Optimization Moderate
Assets Investments in Securities*	$373,242,351	$373,242,351	$—	$—

PL Portfolio Optimization Moderate-Aggressive
Assets Investments in Securities*	$356,743,843	$356,743,843	$—	$—

PL Portfolio Optimization Aggressive
Assets Investments in Securities*	$150,963,154	$150,963,154	$—	$—

PL Money Market
Assets Short-Term Investments
Commercial Paper	$42,371,791	$—	$42,371,791	$—
Corporate Notes	6,459,846	—	6,459,846	—
U.S. Treasury Bills	746,419	—	746,419	—
Money Market Funds	4,616,539	4,616,539	—	—

Total	$54,194,595	$4,616,539	$49,578,056	$—

PL Small-Cap Growth
Assets Investments in Securities*	$27,425,876	$27,425,876	$—	$—

PL International Value
Assets Rights	$20,070	$20,070	$—	$—
Common Stocks
Australia	5,455,580	—	5,455,580	—
Belgium	492,750	—	492,750	—
Bermuda	469,228	—	469,228	—
Canada	3,194,824	3,194,824	—	—
Finland	1,387,087	—	1,387,087	—

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
June 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	06/30/09	Price	Input	Input

PL International Value (continued)
Common Stocks (continued)
France	$10,180,924	$—	$10,180,924	$—
Germany	11,710,525	—	11,710,525	—
Hong Kong	718,211	—	718,211	—
Italy	3,850,433	—	3,850,433	—
Japan	21,215,444	—	21,215,444	—
Luxembourg	946,465	—	946,465	—
Netherlands	2,006,941	—	2,006,941	—
New Zealand	590,816	—	590,816	—
Norway	983,708	—	983,708	—
Singapore	231,462	—	231,462	—
Spain	3,027,884	—	3,027,884	—
Sweden	3,074,010	—	3,074,010	—
Switzerland	5,056,212	—	5,056,212	—
United Kingdom	22,734,264	—	22,734,264	—

	97,326,768	3,194,824	94,131,944	—

	97,346,838	3,214,894	94,131,944	—

Liabilities Investments in Other Financial Instruments**	(7,513)	(7,513)	—	—

Total	$97,339,325	$3,207,381	$94,131,944	$—

PL Large-Cap Value
Assets Common Stocks
Consumer Discretionary	$11,136,926	$10,064,179	$1,072,747	$—
Consumer Staples	11,626,476	11,626,476	—	—
Energy	10,956,820	10,956,820	—	—
Financials	14,907,601	14,907,601	—	—
Health Care	5,931,125	5,153,125	778,000	—
Industrials	4,513,572	4,513,572	—	—
Information Technology	2,729,671	2,729,671	—	—
Materials	1,362,849	1,362,849	—	—
Telecommunication Services	5,637,117	5,637,117	—	—
Utilities	1,960,384	1,960,384	—	—

	70,762,541	68,911,794	1,850,747	—

Short-Term Investments	3,839,389	3,839,389	—	—

Total	$74,601,930	$72,751,183	$1,850,747	$—

PL Short Duration Bond
Assets Corporate Bonds & Notes	$22,868,543	$—	$22,868,543	$—
Mortgage-Backed Securities	10,478,151	—	10,478,151	—
Asset-Backed Securities	2,652,485	—	2,652,485	—
U.S. Government Agency Issues	10,036,939	—	10,036,939	—
U.S. Treasury Obligations	5,701,304	—	5,701,304	—
Foreign Government Bonds & Notes	200,495	—	200,495	—
Short-Term Investments	5,377,574	5,377,574	—	—
Investments in Other Financial Instruments**	48,662	48,662	—	—

	57,364,153	5,426,236	51,937,917	—

Liabilities Investments in Other Financial Instruments**	(80,557)	(80,557)	—	—

Total	$57,283,596	$5,345,679	$51,937,917	$—

PL Floating Rate Loan
Assets Senior Loan Notes	$31,756,968	$—	$31,756,968	$—

PL Growth LT
Assets Preferred Stocks	$620,663	$620,663	$—	$—
Common Stocks
Consumer Discretionary	3,454,341	2,212,723	1,241,618	—
Consumer Staples	14,053,179	5,897,947	8,155,232	—
Energy	8,675,808	8,675,808	—	—
Financials	6,913,262	6,913,262	—	—
Health Care	10,717,114	8,769,934	1,947,180	—
Industrials	8,077,587	8,077,587	—	—
Information Technology	24,505,458	23,120,563	1,384,895	—

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
June 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	06/30/09	Price	Input	Input

PL Growth LT (continued)
Common Stocks (continued)
Materials	$3,432,756	$3,432,756	$—	$—
Telecommunication Services	2,217,046	2,217,046	—	—
Utilities	811,120	811,120	—	—

	82,857,671	70,128,746	12,728,925	—

Short-Term Investments	2,820,840	420,840	2,400,000	—
Investments in Other Financial Instruments**	4,497	—	4,497

	86,303,671	71,170,249	15,133,422	—

Liabilities Investments in Other Financial Instruments**	(64,677)	—	(64,677)	—

Total	$86,238,994	$71,170,249	$15,068,745	$—

PL Mid-Cap Equity
Assets Investments in Securities*	$71,443,418	$71,443,418	$—	$—

PL Large-Cap Growth
Assets Investments in Securities*	$19,124,451	$19,124,451	$—	$—

PL International Large-Cap
Assets Common Stocks
Australia	$273,652	$—	$273,652	$—
Austria	419,632	—	419,632	—
Bermuda	782,852	—	782,852	—
Canada	1,675,870	1,675,870	—	—
Czech Republic	417,852	—	417,852	—
France	15,316,715	—	15,316,715	—
Germany	8,386,546	—	8,386,546	—
Hong Kong	497,668	—	497,668	—
India	1,212,269	1,212,269	—	—
Italy	549,272	—	549,272	—
Japan	9,689,080	—	9,689,080	—
Mexico	962,664	962,664	—	—
Netherlands	5,585,725	—	5,585,725	—
Singapore	976,651	—	976,651	—
South Africa	604,661	—	604,661	—
South Korea	946,460	—	946,460	—
Switzerland	12,642,614	—	12,642,614	—
Taiwan	907,350	907,350	—	—
United Kingdom	14,605,121	—	14,605,121	—
United States	1,382,737	—	1,382,737	—

	77,835,391	4,758,153	73,077,238	—

Short-Term Investment	339,815	339,815	—	—

Total	$78,175,206	$5,097,968	$73,077,238	$—

PL Small-Cap Value
Assets Investments in Securities*	$29,226,890	$29,226,890	$—	$—

PL Main Street Core
Assets Common Stocks
Consumer Discretionary	$8,620,699	$8,620,699	$—	$—
Consumer Staples	9,750,971	9,750,971	—	—
Energy	12,887,581	12,887,581	—	—
Financials	12,412,194	12,412,185	—	9
Health Care	14,211,243	14,211,243	—	—
Industrials	11,179,148	11,179,148	—	—
Information Technology	19,000,675	19,000,675	—	—
Materials	3,759,523	3,759,523	—	—
Telecommunication Services	2,424,623	2,424,623	—	—
Utilities	1,201,453	1,201,453	—	—

	95,448,110	95,448,101	—	9

Exchange-Traded Fund	698,592	698,592	—	—

Total	$96,146,702	$96,146,693	$—	$9

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
June 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	06/30/09	Price	Input	Input

PL Emerging Markets
Assets Preferred Stocks	$2,482,680	$2,482,680	$—	$—
Common Stocks
Argentina	7,185	7,185	—	—
Bermuda	295,448	192,060	103,388	—
Brazil	1,764,916	1,764,916	—	—
Canada	78,419	78,419	—	—
Cayman	995,178	561,241	433,937	—
Chile	975,193	975,193	—	—
China	570,427	—	570,427	—
Colombia	258,582	258,582	—	—
Denmark	455,468	—	455,468	—
Egypt	1,305,837	88,739	1,217,098	——
Hong Kong	3,411,159	—	3,411,159	—
India	4,507,442	969,422	3,538,020	—
Indonesia	1,080,346	—	1,080,346	—
Luxembourg	572,806	346,112	226,694	—
Mexico	2,377,457	2,377,457	—	—
Norway	224,963	—	224,963	—
Philippines	842,583	—	842,583	—
Portugal	148,015	—	148,015	—
Russia	1,876,393	412,990	1,463,403	—
South Africa	1,809,574	—	1,809,574	—
South Korea	1,633,351	—	1,633,351	—
Taiwan	2,165,242	—	2,165,242	—
Thailand	45,216	45,216	—	—
Turkey	1,979,581	—	1,979,581	—
United Kingdom	1,497,286	—	1,497,286	—
United States	131,943	131,943	—	—

	31,010,010	8,209,475	22,800,535	—

Short-Term Investments	1,566,964	1,566,964	—	—

Total	$35,059,654	$12,259,119	$22,800,535	$—

PL Managed Bond
Assets Preferred Stocks	$10,720	$10,720	$—	$—
Convertible Preferred Stocks	2,435,126	2,435,126	—	—
Corporate Bonds & Notes	43,856,161	—	43,086,655	769,506
Senior Loan Notes	44,419	—	44,419	—
Mortgage-Backed Securities	118,226,560	—	118,127,417	99,143
Asset-Backed Securities	3,179,372	—	3,179,372	—
U.S. Government Agency Issues	12,548,502	—	12,548,502	—
Foreign Government Bonds & Notes	953,992	—	953,992	—
Municipal Bonds	5,359,515	—	5,359,515	—
Short-Term Investments	7,580,503	1,000,508	6,579,995	—
Investments in Other Financial Instruments**	3,581,218	341,087	3,221,132	18,999

	197,776,088	3,787,441	193,100,999	887,648

Liabilities Securities sold short	(2,035,312)	—	(2,035,312)	—
Investments in Other Financial Instruments**	(737,138)	(14,358)	(722,780)	—

	(2,772,450)	(14,358)	(2,758,092)	—

Total	$195,003,638	$3,773,083	$190,342,907	$887,648

PL Inflation Managed
Assets Convertible Preferred Stocks	$78,497	$78,497	$—	$—
Corporate Bonds & Notes	9,498,109	—	9,498,109	—
Mortgage-Backed Securities	12,610,865	—	12,610,865	—
Asset-Backed Securities	2,954	—	2,954	—
U.S. Government Agency Issues	2,839,997	—	2,839,997	—
U.S. Treasury Obligations	89,222,819	—	89,222,819	—
Municipal Bonds	131,917	—	131,917	—
Short-Term Investments	2,814,810	914,810	1,900,000	—
Investments in Other Financial Instruments**	411,587	26,993	240,176	144,418

	117,611,555	1,020,300	116,446,837	144,418

PACIFIC LIFE FUNDS
Fund Valuation and Fair Value Measurements (Continued)
June 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	06/30/09	Price	Input	Input

PL Inflation Managed (continued)
Liabilities Securities sold short	$(716,672)	$—	$(716,672)	$—
Investments in Other Financial Instruments**	(568,441)	(2,797)	(551,887)	(13,757)

	(1,285,113)	(2,797)	(1,268,559)	(13,757)

Total	$116,326,442	$1,017,503	$115,178,278	$130,661

PL Comstock
Assets Investments in Securities*	$90,788,320	$90,788,320	$—	$—

PL Mid-Cap Growth
Assets Convertible Preferred Stocks	$132,336	$—	$—	$132,336
Common Stocks
Consumer Discretionary	6,098,948	5,430,907	668,041	—
Energy	2,438,953	2,438,953	—	—
Financials	2,087,562	2,087,562	—	—
Health Care	2,740,148	2,740,148	—	—
Industrials	2,467,282	2,467,282	—	—
Information Technology	4,658,297	3,069,121	1,589,176	—
Materials	1,687,049	1,687,049	—	—
Telecommunication Services	330,769	330,769	—	—

	22,509,008	20,251,791	2,257,217	—

Short-Term Investment	776,899	776,899	—	—

Total	$23,418,243	$21,028,690	$2,257,217	$132,336

PL Real Estate
Assets Investments in Securities*	$29,102,056	$29,102,056	$—	$—

     The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining value for the period ended June 30, 2009. The value of holdings transferred in and/or out of Level 3 are determined on the basis of specific identification date method. Total realized and unrealized gains (losses) of Level 3 holdings are included in net realized and unrealized gains (losses) in the Funds’ Statement of Operations. Funds not listed held no Level 3 holdings at the beginning of the period.

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation)
					in Net	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	or Out of	Value,	the End of Period
Funds	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable

PL Main Street Core
Common Stocks Financials	$8	$—	$—	$—	$1	$—	$9	$1

PL Managed Bond
Corporate Bonds & Notes	$—	$—	$(951)	$—	$374,458	$395,999	$769,506	$374,458
Mortgage-Backed Securities	—	(7,762)	—	40	16,994	89,871	99,143	16,994
Other Financial Instruments **	1,002,875	—	—	—	(983,876)	—	18,999	(3,680)

	$1,002,875	$(7,762)	$(951)	$40	$(592,424)	$485,870	$887,648	$387,772

PL Inflation Managed
Other Financial Instruments **	$252,576	$—	$—	$—	$(121,915)	$—	$130,661	$(5,996)

PL Mid-Cap Growth
Convertible Preferred Stocks	$132,336	$—	$—	$—	$—	$—	$132,336	$—

*	For Funds that have their investments categorized in a single level, refer to their respective schedule of investments for further industry breakout, if applicable.

**	Other financial instruments include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts, if any.

PACIFIC LIFE FUNDS
Derivative Instruments and Hedging Activities
June 30, 2009 (Unaudited)
     DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE
     In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). The new standard requires all companies to enhance disclosures about a fund’s derivative and hedging activities to enable financial statement users to understand how and why the entity uses derivative investments, to manage risks, how derivative investments are accounted for under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities (“SFAS 133”), and how derivative investments affect the entity’s financial position, results of operations, and cash flows. The new standard is effective for statements issued for fiscal years and interim periods beginning after November 15, 2008.
     Market Risks Managed By Investing In Derivatives
     Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, credit (including counterparty), and price volatility risks.
     Interest rate risk — A Fund may be exposed to interest rate risk through investments in derivative instruments tied to fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement).
     Foreign investments and currency risk — A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of a Fund.
     Price volatility risk — Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Commodity — linked derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
     Credit risk — Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. In addition, certain managers may attempt to minimize credit risks to a Fund by performing extensive

PACIFIC LIFE FUNDS
Derivative Instruments and Hedging Activities (Continued)
June 30, 2009 (Unaudited)
reviews of each counterparty and entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction.
     A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
     Credit Related Contingent Features
     Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over the counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. For example, many ISDA Master Agreements include credit related contingent features, which may be established between a Fund and its derivatives counterparty to reduce the risk that a Fund will not fulfill its payment obligations to its counterparties. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow the derivatives counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to a Fund. Any election made by a counterparty to early terminate a transaction could be material to the Fund’s financial statements. To reduce credit risk associated with ISDA transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
     Futures Contracts
     In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility, interest rate, currency, credit and other risks relating to a Fund’s investments. Certain Funds may enter into futures contracts to manage these risks, and may also use futures for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging, or to otherwise help achieve a Fund’s investment goal. Futures contracts are also subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
     Options Contracts
     In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk, interest rate risk, and foreign investments and currency risk. Certain Funds may enter into options contracts to manage these risks, and may also write and/or purchase call and put options on securities, futures, interest rate swaps, or currencies for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a Fund’s investment goal. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by a Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the

PACIFIC LIFE FUNDS
Derivative Instruments and Hedging Activities (Continued)
June 30, 2009 (Unaudited)
underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying the written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.
     Forward Foreign Currency Contracts
     In the normal course of pursuing its investment objectives, certain Funds are subject to foreign investment and currency risk, the risk that counterparties are unable to meet the terms of the contracts or that the value of the foreign currencies change unfavorably versus the U.S. dollar. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) to manage these risks, and may also enter into forward foreign currency contracts for the purpose of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a Fund’s investment goals. Forward foreign currency contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     Swaps
     In the normal course of pursuing its investment objectives, certain Funds are subject to elements of credit, interest rate, price volatility and documentation risks in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. Certain Funds may enter into swap agreements to manage these risks and also for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a Fund’s investment goal. Certain Funds may also enter into swap agreements to obtain a desired return at a lower cost than if a Fund had invested directly in the asset that yielded the desired return and to manage its exposure to credit, currency, interest rate, and commodity and inflation risks. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to specified underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
     Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by a Fund are included as part of realized gain or loss in the Statements of Operations.
     Interest Rate Swaps
     In the normal course of pursuing its investment objectives, certain Funds may invest in interest rate swaps to manage interest rate risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goals. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor

PACIFIC LIFE FUNDS
Derivative Instruments and Hedging Activities (Continued)
June 30, 2009 (Unaudited)
or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. A Fund investing in interest rate swaps are subject to the risk that the counterparties are unable to meet the terms of the contracts. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
     Credit Default Swaps
     In the normal course of pursuing its investment objectives, certain Funds may invest in credit default swaps to manage credit risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goals. A Fund investing in credit default swaps is subject to the risk that counterparties are unable to meet the terms of the contracts. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid

PACIFIC LIFE FUNDS
Derivative Instruments and Hedging Activities (Continued)
June 30, 2009 (Unaudited)
entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
     A Fund may use pairs trades of credit default swaps. Pairs trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pairs trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
     A Fund may also use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to the Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
     Total Return Swaps
     In the normal course of pursuing its investment objectives, certain Funds may invest in total return swaps. A Fund investing in credit default swaps is subject to the risk that counterparties are unable to meet the terms of the contracts. A Fund investing in total return swaps is subject to the risk that the counterparties are unable to meet the terms of the contracts. A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

PACIFIC LIFE FUNDS
Derivative Instruments and Hedging Activities (Continued)
June 30, 2009 (Unaudited)
     The following is a summary of the Funds’ derivative instruments categorized by primary risk exposure as of June 30, 2009:

		Asset Derivatives Value
	Total Value at	Equity	Interest Rate	Credit	Foreign Exchange	Other
Fund	June 30, 2009	Contracts	Contracts	Contracts	Contracts	Contracts

PL Short Duration Bond	$48,662	$—	$48,662	$—	$—	$—
PL Growth LT	4,497	—	—	—	4,497	—
PL Managed Bond	3,581,218	—	3,318,168	119,009	144,041	—
PL Inflation Managed	411,587	—	401,328	—	10,259	—

Total	$4,045,964	$—	$3,768,158	$119,009	$158,797	$—

		Liability Derivatives Value
	Total Value at	Equity	Interest Rate	Credit	Foreign Exchange	Other
Fund	June 30, 2009	Contracts	Contracts	Contracts	Contracts	Contracts

PL International Value	$(7,513)	$(7,513)	$—	$—	$—	$—
PL Short Duration Bond	(80,557)	—	(80,557)	—	—	—
PL Growth LT	(64,677)	—	—	—	(64,677)	—
PL Managed Bond	(737,138)	—	(259,545)	(271,192)	(206,401)	—
PL Inflation Managed	(568,441)	—	(117,179)	(411,225)	(40,037)	—

Total	$(1,458,326)	$(7,513)	$(457,281)	$(682,417)	$(311,115)	$—

Item 2. Controls and Procedures.
(a)	The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown Mary Ann Brown
President

Date:	8/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James T. Morris James T. Morris
Chief Executive Officer

Date:	8/28/09

By:	/s/ Mary Ann Brown

Mary Ann Brown
President

Date:	8/28/09

By:	/s/ Brian D. Klemens

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	8/28/09